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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-08716
                                                                            ___________________________________

Evergreen Variable Annuity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                                    ______________

Date of fiscal year end:	Registrant is making a quarterly filing for nine of its series, Evergreen VA Balanced Fund, Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund and Evergreen VA Strategic Income Fund, for the quarter ended March 31, 2006. These nine series have a December 31 fiscal year end.

Date of reporting period:	March 31, 2006

Item 1 – Schedule of Investments

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.2%
FIXED-RATE 4.2%
FNMA:
3.62%, 06/01/2010	$565,000	$531,462
4.87%, 05/01/2013	524,261	507,181
5.70%, 10/01/2008	830,541	832,858
5.84%, 12/01/2008	636,761	640,277
6.20%, 01/01/2011	367,615	376,845
6.73%, 08/01/2009	615,766	633,941

Total Agency Commercial Mortgage-Backed Securities (cost $3,644,528)		3,522,564

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.0%
FIXED-RATE 5.0%
FHLMC:
Ser. 2702, Class AD, 4.50%, 08/15/2032	260,000	241,629
Ser. 2718, Class MR, 4.00%, 08/15/2013	244,205	240,084
Ser. 2752, Class PE, 5.00%, 02/15/2028	425,000	414,282
Ser. 2876, Class PD, 5.50%, 01/15/2028	370,000	367,836
Ser. 2894, Class QC, 5.50%, 05/15/2030	395,000	389,690
Ser. 2931, Class AM, 4.50%, 07/15/2019	248,092	239,950
Ser. 3014, Class NA, 4.50%, 11/15/2025.	265,329	259,811
Ser. 3063, Class YE, 5.50%, 10/15/2034	185,000	179,165
Ser. 3082, Class PJ, 5.00%, 09/15/2034.	335,000	315,146
Ser. 3098, Class PD, 5.00%, 07/15/2031	310,000	297,800
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	368,631	372,876
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	387,958	380,708
Ser. 2005-121, Class AJ, 4.50%, 07/25/2032	442,145	424,127

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $4,199,182)		4,123,104

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 6.5%
FIXED-RATE 4.9%
FHLMC, 5.00%, 12/01/2035	213,079	202,854
FNMA:
4.50%, 04/01/2019	309,736	296,527
5.50%, 02/01/2035 – 09/01/2035	558,427	545,890
7.50%, 12/01/2030	97,065	101,563
FNMA 15 year, 5.00%, TBA #	1,820,000	1,774,500
FNMA 30 year, 5.50%, TBA #	1,340,000	1,308,175

		4,229,509

FLOATING-RATE 1.5%
FHLMC, 5.34%, 12/01/2035 ##	263,832	259,785
FNMA:
4.98%, 07/01/2035	330,691	324,281
5.35%, 09/01/2035	293,780	289,024
5.50%, 01/01/2036	274,769	273,804
GNMA, 4.50%, 08/20/2029 – 09/20/2029	159,946	160,097

		1,306,991

Total Agency Mortgage-Backed Pass Through Securities (cost $5,598,555)		5,536,500

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FNMA,Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043 (cost $344,381)	350,000	329,957

ASSET-BACKED SECURITIES 1.5%
Credit-Based Asset Servicing & Securitization, Ser. 2004-CB6, Class AF2, 4.06%, 07/25/2035	205,000	202,640
FNMA,Ser. 2004-W10, Class A24, 5.00%, 08/25/2034	145,000	141,545

MASTR Asset-Backed Securities Trust, Ser. 2005-AB1, Class A3B, 5.23%, 10/25/2032	370,000	365,123
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%, 03/25/2032	506,069	506,159

Total Asset-Backed Securities (cost $1,229,919)		1,215,467

1

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.0%
FIXED-RATE 4.0%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	$172,839	$174,087
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	317,946	305,961
Ser. 2005-LP5, Class A4, 4.98%, 05/10/2043.	375,000	359,518
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	365,000	345,611
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	301,757	293,474
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4, 5.375%,
06/12/2041	400,000	396,666
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	390,000	365,927
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	430,000	419,318
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	360,000	340,960
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%, 03/12/2035.	440,000	424,472

Total Commercial Mortgage-Backed Securities (cost $3,515,385)		3,425,994

CORPORATE BONDS 5.7%
CONSUMER DISCRETIONARY 0.5%
Automobiles 0.1%
Ford Motor Co., 6.375%, 02/01/2029	125,000	83,750

Media 0.2%
Time Warner, Inc., 7.625%, 04/15/2031	200,000	218,504

Specialty Retail 0.2%
Home Depot, Inc., 5.40%, 03/01/2016	150,000	148,475

CONSUMER STAPLES 0.5%
Beverages 0.5%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 ¤	1,000,000	423,764

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	175,000	192,346

FINANCIALS 2.9%
Capital Markets 1.0%
Bank of New York Co., Inc., 7.30%, 12/01/2009	450,000	478,508
Morgan Stanley, 3.875%, 01/15/2009	400,000	385,112

		863,620

Commercial Banks 0.2%
U.S. Bancorp, 6.375%, 08/01/2011	200,000	208,686

Consumer Finance 0.9%
General Electric Capital Corp., 6.125%, 02/22/2011	200,000	206,276
HSBC Finance Corp., 6.40%, 06/17/2008	290,000	296,501
Sprint Capital Corp., 6.875%, 11/15/2028	255,000	263,854

		766,631

Insurance 0.3%
American International Group, Inc., 4.70%, 10/01/2010 144A	250,000	242,184

Real Estate 0.5%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	150,000	144,440
Duke Realty Corp., REIT, 3.35%, 01/15/2008	250,000	240,998

		385,438

HEALTH CARE 0.3%
Pharmaceuticals 0.3%
Merck & Co., Inc., 4.75%, 03/01/2015.	225,000	211,407

2

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 0.5%
Road & Rail 0.5%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	$350,000	$369,475

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.2%
Verizon Communications, Inc., 5.875%, 01/17/2012	200,000	198,512

Wireless Telecommunication Services 0.2%
Cingular Wireless, 8.125%, 05/01/2012	150,000	168,629

UTILITIES 0.4%
Electric Utilities 0.4%
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	325,000	324,361

Total Corporate Bonds (cost $4,705,539)		4,805,782

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds, 7.25%, 08/15/2022	1,965,000	2,437,368
U.S. Treasury Notes:
3.375%, 11/15/2008	580,000	559,655
4.25%, 08/15/2015	760,000	724,227

Total U.S. Treasury Obligations (cost $3,806,347)		3,721,250

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.7%
FIXED-RATE 1.7%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A7, 4.79%, 05/25/2035.	380,000	371,134
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	380,000	369,366
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	345,000	334,626
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	375,000	356,423

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,455,807)		1,431,549

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.3%
FIXED-RATE 1.3%
Countrywide Home Loans, Inc.:
Ser. 2005-22, Class 2A1, 5.34%, 11/25/2035	406,155	401,879
Ser. 2006-HYB1, Class 3A1, 5.33%, 01/20/2036	393,408	391,700
GSR Mtge. Loan Trust, Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035	281,086	273,643

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $1,077,798)		1,067,222

	Shares	Value

COMMON STOCKS 65.4%
CONSUMER DISCRETIONARY 6.6%
Hotels, Restaurants & Leisure 0.3%
Outback Steakhouse, Inc.	6,000	264,000

Internet & Catalog Retail 0.8%
Amazon.com, Inc. * þ	8,200	299,382
eBay, Inc. *	9,300	363,258

		662,640

Media 1.9%
News Corp., Class A	20,330	337,681
Omnicom Group, Inc.	7,400	616,050
Time Warner, Inc.	19,696	330,696
Walt Disney Co.	11,400	317,946

		1,602,373

3

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.3%
J.C. Penney Co., Inc.	9,262	$559,518
Nordstrom, Inc.	14,900	583,782

		1,143,300

Specialty Retail 1.9%
Best Buy Co., Inc.	10,400	581,672
Chico’s FAS, Inc. *	11,800	479,552
Lowe’s Cos.	8,739	563,141

		1,624,365

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	8,800	304,304

CONSUMER STAPLES 5.7%
Beverages 1.0%
Diageo plc, ADR þ	7,400	469,382
PepsiCo, Inc.	7,283	420,885

		890,267

Food & Staples Retailing 1.7%
BJ’s Wholesale Club, Inc. *	9,800	308,798
Wal-Mart Stores, Inc.	23,410	1,105,888

		1,414,686

Household Products 1.9%
Colgate-Palmolive Co.	7,264	414,775
Procter & Gamble Co.	21,268	1,225,462

		1,640,237

Tobacco 1.1%
Altria Group, Inc.	12,679	898,434

ENERGY 7.9%
Energy Equipment & Services 1.9%
Schlumberger, Ltd.	8,541	1,081,034
Weatherford International, Ltd. *	11,000	503,250

		1,584,284

Oil, Gas & Consumable Fuels 6.0%
Apache Corp.	8,700	569,937
BP plc, ADR	10,117	697,466
ConocoPhillips	7,200	454,680
Exxon Mobil Corp.	34,823	2,119,328
Massey Energy Co. þ	6,700	241,669
Occidental Petroleum Corp.	4,158	385,239
Peabody Energy Corp.	5,176	260,922
XTO Energy, Inc.	8,800	383,416

		5,112,657

FINANCIALS 12.4%
Capital Markets 3.6%
Goldman Sachs Group, Inc.	4,000	627,840
Legg Mason, Inc.	4,098	513,602
Merrill Lynch & Co., Inc.	7,050	555,258
Morgan Stanley	8,628	542,011
State Street Corp.	7,280	439,931
T. Rowe Price Group, Inc.	5,000	391,050

		3,069,692

4

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 2.9%
Bank of America Corp.	27,541	$1,254,217
U.S. Bancorp	19,143	583,861
Wells Fargo & Co.	9,463	604,402

		2,442,480

Consumer Finance 0.9%
American Express Co.	8,720	458,236
Capital One Financial Corp.	3,772	303,721

		761,957

Diversified Financial Services 3.1%
Citigroup, Inc.	38,014	1,795,401
JPMorgan Chase & Co.	19,524	812,980

		2,608,381

Insurance 1.9%
American International Group, Inc.	12,101	799,755
Hartford Financial Services Group, Inc.	5,308	427,560
Prudential Financial, Inc.	5,637	427,341

		1,654,656

HEALTH CARE 9.6%
Biotechnology 1.4%
Amgen, Inc. *	7,486	544,606
Biogen Idec, Inc. *	13,900	654,690

		1,199,296

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	13,662	530,222
Medtronic, Inc.	5,126	260,145
St. Jude Medical, Inc. *	9,200	377,200
Zimmer Holdings, Inc. *	6,400	432,640

		1,600,207

Health Care Providers & Services 2.1%
Aetna, Inc.	19,600	963,144
Caremark Rx, Inc. *	11,100	545,898
WellPoint, Inc. *	3,400	263,262

		1,772,304

Pharmaceuticals 4.2%
Abbott Laboratories	9,177	389,747
Johnson & Johnson	16,258	962,799
Novartis AG, ADR	5,100	282,744
Pfizer, Inc.	41,804	1,041,756
Teva Pharmaceutical Industries, Ltd., ADR	7,300	300,614
Wyeth	11,026	534,981

		3,512,641

INDUSTRIALS 6.2%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	9,400	706,222
United Technologies Corp.	7,200	417,384

		1,123,606

Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	7,485	594,159

Commercial Services & Supplies 0.4%
Cintas Corp.	7,200	306,864

5

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.6%
Rockwell Automation, Inc.	6,666	$479,352

Industrial Conglomerates 2.0%
General Electric Co.	48,853	1,699,107

Machinery 1.2%
Deere & Co.	5,271	416,673
Pall Corp.	20,600	642,514

		1,059,187

INFORMATION TECHNOLOGY 11.9%
Communications Equipment 3.4%
Cisco Systems, Inc. *	44,778	970,339
Motorola, Inc.	30,000	687,300
QUALCOMM, Inc.	23,932	1,211,199

		2,868,838

Computers & Peripherals 1.6%
Dell, Inc. *	14,100	419,616
Hewlett-Packard Co.	16,000	526,400
International Business Machines Corp.	5,138	423,731

		1,369,747

Internet Software & Services 0.9%
Google, Inc., Class A *	2,000	780,000

IT Services 0.7%
Accenture, Ltd., Class A	18,000	541,260

Semiconductors & Semiconductor Equipment 1.7%
Altera Corp. *	39,685	819,098
Texas Instruments, Inc.	18,944	615,112

		1,434,210

Software 3.6%
Cadence Design Systems, Inc. *	18,700	345,763
Microsoft Corp.	57,727	1,570,751
Oracle Corp. *	84,429	1,155,833

		3,072,347

MATERIALS 1.4%
Chemicals 0.6%
Air Products & Chemicals, Inc.	8,200	550,958

Metals & Mining 0.4%
Phelps Dodge Corp.	4,506	362,868

Paper & Forest Products 0.4%
Weyerhaeuser Co.	4,300	311,449

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	13,212	357,252
Verizon Communications, Inc.	12,465	424,558

		781,810

Wireless Telecommunication Services 1.3%
Alltel Corp.	7,225	467,819
Sprint Nextel Corp.	23,064	595,974

		1,063,793

6

EVERGREEN VA BALANCED FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 1.5%
Electric Utilities 0.7%
DPL, Inc.	11,946	$322,542
Exelon Corp.	5,731	303,170

		625,712

Independent Power Producers & Energy Traders 0.4%
TXU Corp.	7,440	333,014

Multi-Utilities 0.4%
PG&E Corp.	7,730	300,697

Total Common Stocks (cost $44,054,885)		55,422,139

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.6%
Evergreen Institutional U.S. Government Money Market Fund ø ##	2,873,055	2,873,055
Navigator Prime Portfolio þþ	1,038,250	1,038,250

Total Short-Term Investments (cost $3,911,305)		3,911,305

Total Investments (cost $77,538,012) 104.5%		88,512,833
Other Assets and Liabilities (4.5%)		(3,841,861)

Net Assets 100.0%		$84,670,972

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
REIT	Real Estate Investment Trust
TBA	To Be Announced

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $78,108,090. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,706,781 and $1,302,038, respectively, with a net unrealized appreciation of $10,404,743.

7

EVERGREEN VA CORE BOND FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.9%
FIXED-RATE 9.9%
FNMA:
4.43%, 08/01/2009	$300,000	$294,232
4.59%, 06/01/2011	363,895	350,784
4.88%, 10/01/2012	507,954	492,748
4.96%, 11/01/2008	394,099	389,192
5.92%, 02/01/2012	380,456	388,001
5.99%, 01/01/2009	403,433	406,647
6.01%, 02/01/2012	325,189	332,270
6.20%, 01/01/2011 - 05/01/2011	709,309	727,971
6.22%, 12/01/2008	379,651	384,127
6.32%, 01/01/2011	950,445	978,132
7.07%, 11/01/2006	234,901	234,785
7.26%, 12/01/2010	114,148	121,707

Total Agency Commercial Mortgage-Backed Securities (cost $5,291,149)		5,100,596

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 17.5%
FIXED-RATE 17.5%
FHLMC:
Ser. 2427, Class LW, 6.00%, 03/15/2017	218,402	221,138
Ser. 2694, Class QH, 4.50%, 03/15/2032	450,000	420,687
Ser. 2695, Class BG, 4.50%, 04/15/2032	540,000	502,567
Ser. 2709, Class PC, 5.00%, 09/15/2018	390,000	385,824
Ser. 2752, Class PE, 5.00%, 02/15/2028	240,000	233,947
Ser. 2760, Class EA, 4.50%, 04/15/2013	310,369	307,297
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	223,316
Ser. 2808, Class PE, 5.50%, 01/15/2029	295,000	291,700
Ser. 2931, Class AM, 4.50%, 07/15/2019	433,109	418,895
Ser. 3003, Class LD, 5.00%, 12/15/2034	545,000	516,985
Ser. 3028, Class MD, 5.00%, 03/15/2032	415,000	399,831
Ser. 3059, Class CD, 5.00%, 04/15/2031	415,000	398,887
Ser. 3063, Class YE, 5.50%, 10/15/2034	270,000	261,484
Ser. 3079, Class MD, 5.00%, 03/15/2034	360,000	341,029
Ser. 3082, Class PJ, 5.00%, 09/15/2034	450,000	423,330
Ser. 3083, Class UB, 4.50%, 06/15/2032	413,153	398,829
Ser. 3098, Class PE, 5.00%, 06/15/2034	450,000	423,439
FNMA:
Ser. 2002-5, Class PJ, 6.00%, 10/25/2021	425,000	429,798
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	459,723	464,999
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	241,904	237,383
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	325,000	305,495
Ser. 2005-19, Class PA, 5.50%, 07/25/2034	420,885	418,275
Ser. 2005-102, Class PD, 5.00%, 05/25/2032	380,000	365,908
Ser. 2005-121, Class AJ, 4.50%, 07/25/2032	709,376	680,468

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $9,207,645)		9,071,511

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 13.7%
FIXED-RATE 11.4%
FHLMC:
4.50%, 05/01/2034	270,478	250,210
5.00%, 12/01/2035	367,962	350,306
6.50%, 09/01/2019	269,005	274,770
FHLMC 30 year, 5.00%, TBA #	785,000	746,976
FNMA:
4.50%, 04/01/2019	255,077	244,199
5.46%, 01/01/2036	449,663	448,045
5.50%, 02/01/2035	189,268	185,177
7.00%, 06/01/2032	22,452	23,136

1

EVERGREEN VA CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 15 year, 5.00%, TBA #	$1,840,000	$1,794,000
FNMA 30 year, 5.50%, TBA #	1,560,000	1,522,950
GNMA, 4.50%, 07/20/2030	53,034	53,208

		5,892,977

FLOATING-RATE 2.3%
FHLMC, 5.34%, 12/01/2035	381,723	375,868
FNMA:
4.98%, 07/01/2035	433,159	424,762
5.35%, 09/01/2035	341,941	336,405
GNMA, 4.50%, 09/20/2029	31,872	31,902

		1,168,937

Total Agency Mortgage-Backed Pass Through Securities (cost $7,137,848)		7,061,914

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.5%
FNMA:
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	360,000	358,220
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	410,000	407,301

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $793,528)		765,521

ASSET-BACKED SECURITIES 4.3%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035 	260,000	246,688
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A4, 5.25%, 06/25/2035	260,000	246,597
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	290,000	284,354
Ser. 2005-4, Class A3, 5.25%, 09/25/2035	240,000	235,093
Lehman XS Trust:
Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	145,000	139,072
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	415,000	408,476
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.53%, 02/25/2036	235,000	231,007
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	196,450	195,970
Ser. 2004-RS4, Class AI3, 4.00%, 01/25/2030	219,172	217,818

Total Asset-Backed Securities (cost $2,242,061)		2,205,075

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.3%
FIXED-RATE 11.3%
Banc of America Comml. Mtge., Inc., Ser. 2005-5, Class A4, 5.12%, 10/10/2045	420,000	406,474
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	192,695	185,431
Ser. 2005-LP5, Class A4, 4.98%, 05/10/2043	460,000	441,008
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	485,000	465,127
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	315,000	298,267
Ser. 2005-C3, Class A4, 4.69%, 07/15/2037	210,000	196,950
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	344,132	329,883
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4, 5.375%,
06/12/2041	570,000	565,250
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C7, Class A4, 4.93%, 09/15/2035	420,000	405,351
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	465,294	451,611
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	300,000	284,134
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	485,000	474,414
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	260,000	264,335
Ser. 2003-IQ4, Class A2, 4.07%, 05/15/2040	440,000	405,004
Ser. 2003-IQ5, Class A4, 5.01%, 04/15/2038	325,000	314,701
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	350,000	338,635

Total Commercial Mortgage-Backed Securities (cost $5,969,815)		5,826,575

2

EVERGREEN VA CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 16.3%
CONSUMER DISCRETIONARY 2.4%
Automobiles 0.2%
Ford Motor Co., 6.375%, 02/01/2029	$150,000	$100,500

Media 0.7%
Comcast Corp., 6.20%, 11/15/2008	50,000	50,861
Time Warner, Inc., 7.625%, 04/15/2031	275,000	300,443

		351,304

Multi-line Retail 1.0%
May Department Stores Co.:
6.90%, 01/15/2032	250,000	261,589
7.45%, 09/15/2011	250,000	269,378

		530,967

Specialty Retail 0.5%
Home Depot, Inc., 5.40%, 03/01/2016	250,000	247,458

CONSUMER STAPLES 0.6%
Beverages 0.6%
Pepsi Bottling Group, Inc., 5.00%, 11/15/2013	300,000	291,323

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	150,000	164,868

FINANCIALS 8.7%
Capital Markets 1.3%
Goldman Sachs Group, Inc., 3.875%, 01/15/2009	200,000	192,886
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	154,378
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	150,000	143,382
Morgan Stanley, 3.875%, 01/15/2009	200,000	192,556

		683,202

Commercial Banks 2.2%
Bank of America Corp., 4.375%, 12/01/2010	160,000	153,513
National City Corp., 4.50%, 03/15/2010	300,000	290,605
Northern Trust Corp., 7.10%, 08/01/2009	200,000	211,308
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	207,936
Wells Fargo & Co., 4.20%, 01/15/2010	300,000	288,165

		1,151,527

Consumer Finance 2.8%
American General Finance Corp., 4.50%, 11/15/2007	175,000	173,140
Caterpillar Financial Services, 3.70%, 08/15/2008	300,000	289,593
General Electric Capital Corp., 6.125%, 02/22/2011	400,000	412,552
HSBC Finance Corp.:
4.125%, 11/16/2009	150,000	143,803
4.625%, 09/15/2010	150,000	144,780
Sprint Capital Corp., 6.875%, 11/15/2028	260,000	269,028

		1,432,896

Insurance 0.5%
American International Group, Inc., 4.70%, 10/01/2010 144A	275,000	266,403

Real Estate 1.4%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	150,000	144,439
CarrAmerica Realty Corp., REIT, 5.125%, 09/01/2011	300,000	295,020
EOP Operating, LP, REIT, 6.75%, 02/15/2008	290,000	295,957

		735,416

Thrifts & Mortgage Finance 0.5%
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	241,571

3

EVERGREEN VA CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 0.4%
Pharmaceuticals 0.4%
Merck & Co., Inc., 4.75%, 03/01/2015	$200,000	$187,917

INDUSTRIALS 0.6%
Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	290,301

MATERIALS 0.6%
Metals & Mining 0.3%
Alcoa, Inc., 6.50%, 06/01/2011	175,000	182,774

Paper & Forest Products 0.3%
International Paper Co., 5.85%, 10/30/2012	150,000	149,260

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	133,301
SBC Communications, Inc., 4.125%, 09/15/2009	350,000	334,959
Verizon Communications, Inc., 5.55%, 02/15/2016	250,000	241,751

		710,011

UTILITIES 1.3%
Electric Utilities 0.7%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	52,169
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	150,000	149,705
Virginia Electric & Power Co., Ser. B, 6.00%, 01/15/2036	200,000	190,232

		392,106

Gas Utilities 0.2%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	104,959

Multi-Utilities 0.4%
PG&E Corp., 6.05%, 03/01/2034	200,000	196,366

Total Corporate Bonds (cost $8,620,339)		8,411,129

U.S. TREASURY OBLIGATIONS 12.0%
U.S. Treasury Bonds, 7.25%, 08/15/2022	3,225,000	4,000,261
U.S. Treasury Notes:
3.375%, 11/15/2008	1,120,000	1,080,713
4.25%, 08/15/2015	790,000	752,815
TIPS, 3.375%, 01/15/2007	362,880	366,877

Total U.S. Treasury Obligations (cost $6,296,177)		6,200,666

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.2%
FIXED-RATE 5.2%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A7, 4.79%, 05/25/2035	335,000	327,184
Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	355,000	342,759
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	505,000	481,035
Ser. 2005-AR4, Class A5, 4.68%, 04/25/2035	340,000	328,984
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	335,000	325,625
Ser. 2005-AR10, Class 1A2, 4.85%, 09/25/2035	525,000	508,919
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	410,000	389,689

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $2,750,206)		2,704,195

4

EVERGREEN VA CORE BOND FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 4.0%
FIXED-RATE 4.0%
Countrywide Home Loans, Inc., Ser. 2005-22, Class 2A1, 5.34%, 11/25/2035	$301,083	$297,913
GSR Mtge. Loan Trust:
Ser. 2005-AR6, Class 3A1, 4.56%, 09/25/2035	370,096	360,296
Ser. 2006-AR1, Class 2A1, 5.20%, 01/25/2036	493,390	486,835
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.50%, 02/25/2035	331,216	322,754
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR2, Class 2A5, 5.10%, 03/25/2036	610,077	604,238

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $2,090,512)		2,072,036

YANKEE OBLIGATIONS-CORPORATE 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033 (cost $117,150)	115,000	113,180

	Shares	Value

SHORT-TERM INVESTMENTS 11.5%
MUTUAL FUND SHARES 11.5%
Evergreen Institutional Money Market Fund ø ## (cost $5,944,136)	5,944,136	5,944,136

Total Investments (cost $56,460,566) 107.4%		55,476,533
Other Assets and Liabilities (7.4%)		(3,802,626)

Net Assets 100.0%		$51,673,907

#	When-issued or delayed delivery security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $56,477,785. The gross unrealized appreciation and depreciation on securities based on tax cost was $38,020 and $1,039,272, respectively, with a net unrealized depreciation of $1,001,252.

5

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
		Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 9.9%
Hotels, Restaurants & Leisure 0.5%
Outback Steakhouse, Inc.		20,011	$880,484

Internet & Catalog Retail 1.2%
Amazon.com, Inc. * þ		28,692	1,047,545
eBay, Inc. *		31,828	1,243,202

			2,290,747

Media 2.7%
News Corp., Class A		62,851	1,043,955
Omnicom Group, Inc.		23,287	1,938,643
Time Warner, Inc.		63,213	1,061,346
Walt Disney Co. *		36,591	1,020,523

			5,064,467

Multi-line Retail 2.1%
J.C. Penney Co., Inc.		29,783	1,799,191
Nordstrom, Inc.		51,399	2,013,813

			3,813,004

Specialty Retail 2.9%
Best Buy Co., Inc.		34,721	1,941,945
Chico's FAS, Inc. *		39,227	1,594,185
Lowe's Cos.		28,399	1,830,032

			5,366,162

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *		28,962	1,001,506

CONSUMER STAPLES 8.6%
Beverages 1.5%
Diageo plc		63,939	1,007,357
Diageo plc, ADR þ		7,100	450,353
PepsiCo, Inc.		24,165	1,396,495

			2,854,205

Food & Staples Retailing 2.6%
BJ's Wholesale Club, Inc. *		35,246	1,110,601
Wal-Mart Stores, Inc.		78,169	3,692,704

			4,803,305

Household Products 2.9%
Colgate-Palmolive Co.		24,302	1,387,644
Procter & Gamble Co.		71,103	4,096,955

			5,484,599

Tobacco 1.6%
Altria Group, Inc.		41,173	2,917,519

ENERGY 11.8%
Energy Equipment & Services	2.7%
Schlumberger, Ltd.		27,483	3,478,523
Weatherford International, Ltd. *		34,568	1,581,486

			5,060,009

Oil, Gas & Consumable Fuels 9.1%
Apache Corp.		27,102	1,775,452
BP plc, ADR		40,365	2,782,763
ConocoPhillips		22,578	1,425,801
Exxon Mobil Corp.		111,454	6,783,090
Massey Energy Co.		22,510	811,936

1

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Occidental Petroleum Corp.	13,383	$1,239,935
Peabody Energy Corp.	17,347	874,462
XTO Energy, Inc.	29,254	1,274,597

		16,968,036

FINANCIALS 18.8%
Capital Markets 5.4%
Goldman Sachs Group, Inc.	13,349	2,095,259
Legg Mason, Inc.	13,309	1,668,017
Merrill Lynch & Co., Inc.	25,057	1,973,489
Morgan Stanley	23,053	1,448,190
State Street Corp.	28,584	1,727,331
T. Rowe Price Group, Inc.	14,486	1,132,950

		10,045,236

Commercial Banks 5.2%
Bank of America Corp.	85,963	3,914,755
U.S. Bancorp	65,322	1,992,321
Wells Fargo & Co.	39,157	2,500,958
Zions Bancorp	14,973	1,238,716

		9,646,750

Consumer Finance 1 .2%
American Express Co.	27,604	1,450,590
Capital One Financial Corp.	10,982	884,271

		2,334,861

Diversified Financial Services 4.4%
Citigroup, Inc.	121,218	5,725,126
JPMorgan Chase & Co.	60,999	2,539,998

		8,265,124

Insurance 2.6%
American International Group, Inc.	31,269	2,066,568
Hartford Financial Services Group, Inc.	17,182	1,384,010
Prudential Financial, Inc.	18,104	1,372,465

		4,823,043

HEALTH CARE 14.3%
Biotechnology 2.1%
Amgen, Inc. *	24,828	1,806,237
Biogen Idec, Inc. *	44,544	2,098,022

		3,904,259

Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	44,674	1,733,798
Medtronic, Inc.	17,272	876,554
St. Jude Medical, Inc. *	30,585	1,253,985
Zimmer Holdings, Inc. *	20,416	1,380,122

		5,244,459

Health Care Providers & Services 3.3%
Aetna, Inc.	65,060	3,197,048
Caremark Rx, Inc. *	36,751	1,807,414
WellPoint, Inc. *	14,362	1,112,050

		6,116,512

2

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 6.1%
Abbott Laboratories	29,621	$1,258,004
Johnson & Johnson	52,389	3,102,477
Novartis AG, ADR	16,411	909,826
Pfizer, Inc.	137,459	3,425,478
Teva Pharmaceutical Industries, Ltd., ADR	23,372	962,459
Wyeth	37,369	1,813,144

		11,471,388

INDUSTRIALS 9.2%
Aerospace & Defense 2.0%
Lockheed Martin Corp.	30,430	2,286,206
United Technologies Corp.	23,899	1,385,425

		3,671,631

Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	19,927	1,581,805

Commercial Services & Supplies 0.5%
Cintas Corp.	22,921	976,893

Electrical Equipment 0.9%
Rockwell Automation, Inc.	23,589	1,696,285

Industrial Conglomerates 3.0%
General Electric Co.	162,000	5,634,360

Machinery 2.0%
Deere & Co.	20,128	1,591,119
Pall Corp.	67,048	2,091,227

		3,682,346

INFORMATION TECHNOLOGY 18.0%
Communications Equipment 5.1%
Cisco Systems, Inc. *	147,787	3,202,544
Motorola, Inc.	99,103	2,270,450
QUALCOMM, Inc.	79,489	4,022,938

		9,495,932

Computers & Peripherals 2.4%
Dell, Inc. *	46,560	1,385,625
Hewlett-Packard Co.	51,722	1,701,654
International Business Machines Corp.	16,174	1,333,870

		4,421,149

Internet Software & Services 1.4%
Google, Inc., Class A *	6,545	2,552,550

IT Services 1.0%
Accenture, Ltd., Class A *	60,229	1,811,086

Semiconductors & Semiconductor Equipment 2.6%
Altera Corp. *	138,334	2,855,214
Texas Instruments, Inc.	63,093	2,048,630

		4,903,844

Software 5.5%
Cadence Design Systems, Inc. *	62,635	1,158,121
Microsoft Corp.	189,105	5,145,547
Oracle Corp. *	296,988	4,065,766

		10,369,434

3

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.2%
Chemicals 1.0%
Air Products & Chemicals, Inc.	26,586	$1,786,313

Metals & Mining 0.6%
Phelps Dodge Corp.	14,756	1,188,301

Paper & Forest Products 0.6%
Weyerhaeuser Co.	15,761	1,141,569

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	42,674	1,153,905
Verizon Communications, Inc.	41,621	1,417,611

		2,571,516

Wireless Telecommunication Services 1.8%
Alltel Corp.	23,133	1,497,862
Sprint Nextel Corp.	75,743	1,957,199

		3,455,061

UTILITIES 2.1%
Electric Utilities 1.0%
DPL, Inc. þ	35,233	951,291
Exelon Corp.	17,403	920,618

		1,871,909

Independent Power Producers & Energy Traders 0.6%
TXU Corp.	24,122	1,079,701

Multi-Utilities 0.5%
PG&E Corp.	24,801	964,759

Total Common Stocks (cost $146,001,530)		183,212,119

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional U.S. Government Money Market Fund ø	3,204,899	3,204,899
Navigator Prime Portfolio þþ	1,597,445	1,597,445

Total Short-Term Investments (cost $4,802,344)		4,802,344

Total Investments (cost $150,803,874) 100.7%		188,014,463
Other Assets and Liabilities (0.7%)		(1,299,384)

Net Assets 100.0%		$186,715,079

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Security received as collateral from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $151,892,844. The gross unrealized appreciation and depreciation on securities based on tax cost was $37,935,672 and $1,814,053, respectively, with a net unrealized appreciation of $36,121,619.

4

EVERGREEN VA GROWTH FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 11.8%
Diversified Consumer Services 0.7%
Steiner Leisure, Ltd. *	17,500	$708,750

Hotels, Restaurants & Leisure 3.6%
Gaylord Entertainment Co. *	15,400	698,852
Penn National Gaming, Inc. *	21,360	900,965
Rare Hospitality International, Inc. *	23,560	820,595
Shuffle Master, Inc. *	25,790	921,734
Texas Roadhouse, Inc., Class A *	38,300	654,547

		3,996,693

Internet & Catalog Retail 0.2%
Stamps.com, Inc. *	7,300	257,398

Leisure Equipment & Products 1.6%
MarineMax, Inc. *	26,100	874,872
SCP Pool Corp	18,375	861,971

		1,736,843

Multi-line Retail 0.4%
Conn’s, Inc. *	12,300	420,168

Specialty Retail 4.0%
Children’s Place Retail Stores, Inc	12,200	706,380
Guitar Center, Inc. *	15,600	744,120
Hibbett Sporting Goods, Inc. *	23,280	768,007
Jos. A. Bank Clothiers, Inc. *	14,675	703,666
Monro Muffler Brake, Inc	17,250	640,665
Stage Stores, Inc	28,178	838,296

		4,401,134

Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc. *	11,400	769,386
Warnaco Group, Inc. *	29,217	701,208

		1,470,594

CONSUMER STAPLES 2.2%
Food & Staples Retailing 1.5%
Central European Distribution Corp. *	19,500	749,775
United Natural Foods, Inc. *	24,900	870,753

		1,620,528

Personal Products 0.7%
Chattem, Inc. *	19,600	737,940

ENERGY 7.5%
Energy Equipment & Services 6.2%
Basic Energy Services, Inc. *	24,300	724,140
Core Laboratories NV *	11,493	546,492
Oceaneering International, Inc. *	8,862	507,792
Pioneer Drilling Co. *	56,400	926,652
Superior Energy Services, Inc. *	46,192	1,237,484
Tetra Technologies, Inc. *	19,000	893,760
Unit Corp. *	19,132	1,066,609
Universal Compression Holdings, Inc. *	18,800	952,596

		6,855,525

Oil, Gas & Consumable Fuels 1.3%
Bois D’Arc Energy, Inc. *	38,200	636,030
Brigham Exploration Co. *	41,500	363,540
Comstock Resources, Inc. *	13,194	391,730

		1,391,300

1

EVERGREEN VA GROWTH FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 6.7%
Commercial Banks 4.2%
Boston Private Financial Holdings, Inc	22,350	$755,206
Midwest Banc Holdings, Inc	7,500	194,550
Prosperity Bancshares, Inc	20,300	613,263
Sterling Bancshares, Inc	29,800	537,890
SVB Financial Group *	16,420	871,081
Texas Capital Bancshares, Inc. *	28,300	679,200
United Community Banks, Inc	16,300	458,845
Whitney Holding Corp	15,600	553,176

		4,663,211

Consumer Finance 0.7%
Asta Funding, Inc	22,462	747,086

Insurance 1.8%
Argonaut Group, Inc. *	21,159	752,203
HCC Insurance Holdings, Inc	33,804	1,176,379

		1,928,582

HEALTH CARE 19.8%
Biotechnology 5.0%
Alkermes, Inc. *	22,000	485,100
Arena Pharmaceuticals, Inc. *	24,500	443,695
CV Therapeutics, Inc. *	14,100	311,328
Human Genome Sciences, Inc. *	27,100	294,577
Myogen, Inc. *	12,200	442,006
Nektar Therapeutics *	29,300	597,134
Onyx Pharmaceuticals, Inc. *	10,600	278,356
PDL BioPharma, Inc. *	26,800	879,040
Progenics Pharmaceuticals, Inc	18,500	490,065
Renovis, Inc	26,700	569,244
Serologicals Corp. *	25,986	635,618

		5,426,163

Health Care Equipment & Supplies 6.4%
American Medical Systems Holdings, Inc. *	30,080	676,800
ArthroCare Corp. *	16,300	779,466
Cytyc Corp. *	21,300	600,234
Hologic, Inc. *	17,900	990,765
Immucor, Inc. *	26,900	771,761
LifeCell Corp	28,600	644,930
Meridian Bioscience, Inc	20,200	544,996
NeuroMetrix, Inc. *	11,500	447,810
ResMed, Inc. *	19,500	857,610
Respironics, Inc. *	19,418	755,554

		7,069,926

Health Care Providers & Services 7.5%
Allscripts Heathcare Solutions, Inc. *	38,300	701,273
Centene Corp. *	24,600	717,582
Emageon, Inc	26,700	453,633
LCA-Vision, Inc	14,900	746,639
Pediatrix Medical Group, Inc. *	6,808	698,773
PSS World Medical, Inc. *	43,700	842,973
Psychiatric Solutions, Inc. *	28,122	931,682
Symbion, Inc. *	35,100	795,015
United Surgical Partners International, Inc. *	20,985	743,079
VCA Antech, Inc. *	27,545	784,481
Ventiv Health, Inc. *	24,500	813,890

		8,229,020

2

EVERGREEN VA GROWTH FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 0.9%
Cardiome Pharma Corp. *	56,800	$721,360
DepoMed, Inc	45,800	299,074

		1,020,434

INDUSTRIALS 14.7%
Aerospace & Defense 2.9%
ARGON ST, Inc. *	32,518	1,090,329
Aviall, Inc. *	23,500	894,880
BE Aerospace, Inc	10,900	273,808
Essex Corp. *	43,067	948,335

		3,207,352

Air Freight & Logistics 0.4%
Forward Air Corp	12,000	447,480

Airlines 0.9%
AirTran Holdings, Inc. *	54,500	986,995

Commercial Services & Supplies 2.6%
Advisory Board Co. *	15,400	858,858
Corrections Corporation of America *	14,895	673,254
Heidrick & Struggles International, Inc. *	14,300	518,804
Labor Ready, Inc. *	33,600	804,720

		2,855,636

Construction & Engineering 1.0%
Quanta Services, Inc	41,200	660,024
Williams Scotsman International, Inc	18,600	465,930

		1,125,954

Electrical Equipment 0.8%
Color Kinetics, Inc	12,000	254,160
Power-One, Inc. *	94,250	678,600

		932,760

Machinery 4.4%
A.S.V., Inc. *	17,200	554,184
ESCO Technologies, Inc. *	15,400	780,010
IDEX Corp	18,300	954,711
Manitowoc Co	13,700	1,248,755
Oshkosh Truck Corp	20,632	1,284,136

		4,821,796

Road & Rail 1.1%
Heartland Express, Inc	32,400	705,996
Werner Enterprises, Inc	24,300	446,391

		1,152,387

Trading Companies & Distributors 0.6%
Interline Brands, Inc. *	25,591	645,661

INFORMATION TECHNOLOGY 29.3%
Communications Equipment 2.8%
AudioCodes, Ltd	70,100	968,782
Comtech Telecommunications Corp. *	31,400	915,938
Powerwave Technologies, Inc. *	84,600	1,141,254

		3,025,974

Computers & Peripherals 0.7%
M-Systems Flash Disk Pioneers, Ltd. *	8,000	206,880
Stratasys, Inc. *	19,423	572,590

		779,470

3

EVERGREEN VA GROWTH FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 1.1%
Benchmark Electronics, Inc. *	17,948	$688,306
Maxwell Technologies, Inc	24,500	477,995

		1,166,301

Internet Software & Services 5.1%
aQuantive, Inc	18,100	426,074
Digitas, Inc. *	41,200	593,280
Equinix, Inc. *	26,978	1,732,527
Interwoven, Inc. *	62,068	557,991
LivePerson, Inc. *	73,200	529,968
NIC, Inc. *	126,311	774,287
ValueClick, Inc. *	55,800	944,136

		5,558,263

IT Services 3.1%
eFunds Corp. *	29,200	754,528
Euronet Worldwide, Inc. *	34,000	1,286,220
MPS Group, Inc. *	43,050	658,665
SRA International, Inc., Class A *	18,900	713,097

		3,412,510

Semiconductors & Semiconductor Equipment 7.5%
Advanced Energy Industries, Inc. *	55,100	778,563
ATMI, Inc. *	43,361	1,309,502
Exar Corp. *	52,450	748,986
Mindspeed Technologies, Inc	67,700	269,446
PDF Solutions, Inc. *	39,600	749,232
Power Integrations, Inc. *	27,300	676,494
Rudolph Technologies, Inc. *	61,291	1,045,011
Semtech Corp. *	28,500	509,865
Supertex, Inc. *	14,200	534,204
Trident Microsystems, Inc. *	34,646	1,006,813
Zoran Corp. *	27,700	606,076

		8,234,192

Software 9.0%
Agile Software Corp. *	106,628	813,572
Altiris, Inc	28,200	620,682
Blackboard, Inc. *	17,900	508,539
Bottomline Technologies, Inc. *	50,600	694,738
Concur Technologies, Inc. *	45,764	848,007
Jack Henry & Associates, Inc	42,600	974,262
Micros Systems, Inc. *	13,600	626,552
Moldflow Corp. *	39,800	624,860
Open Solutions, Inc. *	33,700	920,347
Quality Systems, Inc	19,240	636,844
RSA Security, Inc. *	38,000	681,720
Transaction Systems Architects, Inc. *	22,200	692,862
Verint Systems, Inc	14,600	516,402
Witness Systems, Inc. *	30,500	774,700

		9,934,087

MATERIALS 2.6%
Chemicals 0.9%
Cytec Industries, Inc	17,100	1,026,171

Construction Materials 0.5%
Headwaters, Inc. *	14,004	557,219

4

EVERGREEN VA GROWTH FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 1.2%
AMCOL International Corp	43,828	$1,262,247

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 1.2%
NeuStar, Inc	31,300	970,300
Time Warner Telecom, Inc. *	20,000	359,000

		1,329,300

Wireless Telecommunication Services 1.2%
SBA Communcations Corp. *	56,800	1,329,688

Total Common Stocks (cost $84,120,203)		106,472,738

SHORT-TERM INVESTMENTS 2.1%
MUTUAL FUND SHARES 2.1%
Evergreen Institutional Money Market Fund ø (cost $2,285,360)	2,285,360	2,285,360

Total Investments (cost $86,405,563) 99.1%		108,758,098
Other Assets and Liabilities 0.9%		1,033,737

Net Assets 100.0%		$109,791,835

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $86,553,951. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,038,374 and $834,227, respectively, with a net unrealized appreciation of $22,204,147.

5

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 85.4%
CONSUMER DISCRETIONARY 24.5%
Auto Components 1.1%
Accuride Corp., 8.50%, 02/01/2015	$200,000	$199,250
ArvinMeritor, Inc., 6.80%, 02/15/2009	25,000	25,062
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	200,000	204,000

		428,312

Automobiles 0.5%
General Motors Corp., 8.375%, 07/15/2033	245,000	180,688

Diversified Consumer Services 2.3%
Carriage Services, Inc., 7.875%, 01/15/2015	300,000	306,750
Service Corporation International:
6.75%, 04/01/2016	60,000	59,700
7.50%, 06/15/2017 144A	400,000	409,000
7.70%, 04/15/2009	175,000	181,562

		957,012

Hotels, Restaurants & Leisure 4.2%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	100,000	108,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	275,000	272,938
ITT Corp., 7.375%, 11/15/2015	275,000	298,375
Las Vegas Sands Corp., 6.375%, 02/15/2015	200,000	193,000
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	350,000	370,125
MGM MIRAGE, Inc., 5.875%, 02/27/2014	200,000	189,500
Station Casinos, Inc.:
6.50%, 02/01/2014	75,000	74,531
6.875%, 03/01/2016	200,000	202,000

		1,708,969

Household Durables 1.0%
Jarden Corp., 9.75%, 05/01/2012	400,000	415,000

Leisure Equipment & Products 0.3%
Steinway Musical Instruments, Inc., 7.00%, 03/01/2014 144A	125,000	125,625

Media 8.2%
AMC Entertainment, Inc., 9.875%, 02/01/2012	175,000	173,250
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	200,000	182,000
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	300,000	294,000
CCO Holdings, LLC, 8.75%, 11/15/2013	175,000	171,063
Cinemark USA, Inc., 9.00%, 02/01/2013	250,000	266,875
CSC Holdings, Inc., 7.625%, 04/01/2011	100,000	101,000
Dex Media East, LLC, 9.875%, 11/15/2009	375,000	402,187
Houghton Mifflin Co.:
8.25%, 02/01/2011	400,000	416,000
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 †	200,000	171,500
Lamar Media Corp., 6.625%, 08/15/2015	400,000	400,000
Mediacom Communications Corp., 9.50%, 01/15/2013	525,000	522,375
Paxson Communications Corp., FRN, 10.78%, 01/15/2013 144A	250,000	248,750

		3,349,000

Multi-line Retail 2.1%
J.C. Penney Co., Inc.:
7.375%, 08/15/2008	400,000	417,299
7.95%, 04/01/2017	200,000	227,701
Neiman Marcus Group, Inc., 10.375%, 10/15/2015 144A	200,000	213,500

		858,500

1

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 2.5%
FTD, Inc., 7.75%, 02/15/2014	$243,000	$242,393
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	316,500
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	50,000	53,875
United Auto Group, Inc., 9.625%, 03/15/2012	395,000	420,181

		1,032,949

Textiles, Apparel & Luxury Goods 2.3%
Levi Strauss & Co., 9.75%, 01/15/2015	625,000	660,937
Oxford Industries, Inc., 8.875%, 06/01/2011	200,000	207,000
Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	80,063

		948,000

CONSUMER STAPLES 2.8%
Food & Staples Retailing 0.5%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	200,000	206,000

Food Products 1.0%
Del Monte Foods Co.:
6.75%, 02/15/2015	100,000	98,000
8.625%, 12/15/2012	300,000	318,375

		416,375

Personal Products 0.7%
Elizabeth Arden, Inc., 7.75%, 01/15/2014	250,000	257,500

Tobacco 0.6%
Commonwealth Brands, Inc., 7.00%, 12/01/2035	247,292	250,267

ENERGY 11.7%
Energy Equipment & Services 1.2%
GulfMark Offshore, Inc., 7.75%, 07/15/2014	175,000	179,375
Hornbeck Offshore Services, Inc.:
6.125%, 12/01/2014 144A	140,000	135,100
Ser. B, 6.125%, 12/01/2014	35,000	33,775
Parker Drilling Co., 9.625%, 10/01/2013	70,000	78,050
SESI, LLC, 8.875%, 05/15/2011 	50,000	52,500

		478,800

Oil, Gas & Consumable Fuels 10.5%
ANR Pipeline Co., 8.875%, 03/15/2010	70,000	74,813
Chesapeake Energy Corp.:
6.375%, 06/15/2015	200,000	197,750
6.875%, 01/15/2016	400,000	405,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	165,000	155,925
El Paso Corp., 7.875%, 06/15/2012	450,000	470,812
El Paso Production Holding Co., 7.75%, 06/01/2013	400,000	416,500
Encore Acquisition Co., 6.25%, 04/15/2014	400,000	385,000
Exco Resources, Inc., 7.25%, 01/15/2011	400,000	400,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	200,000	213,500
Peabody Energy Corp., 5.875%, 04/15/2016	200,000	191,500
Plains Exploration & Production Co., 8.75%, 07/01/2012	400,000	429,000
Premcor Refining Group, Inc., 9.50%, 02/01/2013	100,000	110,880
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	104,500
Tesoro Corp., 6.625%, 11/01/2015 144A	200,000	199,000
Williams Cos.:
7.50%, 01/15/2031	125,000	130,312
8.125%, 03/15/2012	400,000	431,500

		4,315,992

2

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 7.2%
Consumer Finance 2.2%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	$450,000	$419,067
6.125%, 09/15/2006	350,000	348,423
Northern Telecom Capital Corp., 7.875%, 06/15/2026	150,000	145,500

		912,990

Diversified Financial Services 1.2%
Quest Capital Funding, Inc., 6.50%, 11/15/2018	500,000	483,125

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	175,000	180,250

Real Estate 3.4%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	150,000	157,372
Host Marriott Corp., REIT:
Ser. J, 7.125%, 11/01/2013	200,000	204,500
Ser. G, 9.25%, 10/01/2007	200,000	210,500
Omega Healthcare Investors, Inc., REIT:
7.00%, 04/01/2014	25,000	25,375
7.00%, 04/01/2014 144A	250,000	253,750
7.00%, 01/15/2016 144A	150,000	150,750
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	175,000	175,000
Ventas, Inc., REIT, 6.50%, 06/01/2016 144A	200,000	200,000

		1,377,247

HEALTH CARE 2.5%
Health Care Providers & Services 2.5%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	400,000	414,000
HCA, Inc., 6.375%, 01/15/2015	600,000	586,965

		1,000,965

INDUSTRIALS 5.9%
Aerospace & Defense 1.6%
Aviall, Inc., 7.625%, 07/01/2011	425,000	436,688
DRS Technologies, Inc., 7.625%, 02/01/2018	225,000	232,875

		669,563

Commercial Services & Supplies 1.0%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	200,000	191,500
6.375%, 04/15/2011	25,000	24,594
NationsRent Companies, Inc., 9.50%, 10/15/2010	175,000	191,187

		407,281

Machinery 2.3%
Case New Holland, Inc., 9.25%, 08/01/2011	465,000	498,712
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	230,000	231,150
Dresser Rand Group, Inc., 7.625%, 11/01/2014 144A	193,000	197,825

		927,687

Marine 0.4%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	195,000	162,825

Trading Companies & Distributors 0.6%
United Rentals, Inc., 7.00%, 02/15/2014	250,000	241,875

INFORMATION TECHNOLOGY 1.8%
IT Services 1.3%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	400,000	425,000
10.25%, 08/15/2015 144A	100,000	105,750

		530,750

3

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Software 0.5%
UGS Corp., 10.00%, 06/01/2012	$200,000	$221,000

MATERIALS 12.2%
Chemicals 4.3%
Ethyl Corp., 8.875%, 05/01/2010	30,000	31,275
Huntsman International, LLC, 11.50%, 07/15/2012	290,000	334,950
Lyondell Chemical Co.:
9.50%, 12/15/2008	59,000	61,655
10.50%, 06/01/2013	525,000	584,062
PQ Corp., 7.50%, 02/15/2013 144A 	275,000	265,375
Tronox, Inc., 9.50%, 12/01/2012 144A	250,000	263,750
Westlake Chemical Corp., 6.625%, 01/15/2016	225,000	223,594

		1,764,661

Containers & Packaging 2.6%
Crown Americas, Inc.:
7.75%, 11/15/2015 144A	375,000	390,937
8.00%, 04/15/2023	125,000	120,938
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	300,000	294,750
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	250,000	247,500

		1,054,125

Metals & Mining 2.9%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	420,000	422,100
10.125%, 02/01/2010	90,000	97,425
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	175,000	186,375
United States Steel Corp., 10.75%, 08/01/2008	431,000	476,255

		1,182,155

Paper & Forest Products 2.4%
Boise Cascade, LLC:
7.125%, 10/15/2014	70,000	67,725
7.48%, 10/15/2012	75,000	76,313
Bowater, Inc., 6.50%, 06/15/2013	350,000	328,125
Buckeye Technologies, Inc., 8.50%, 10/01/2013	175,000	177,187
Georgia Pacific Corp., 8.125%, 05/15/2011	300,000	313,500

		962,850

TELECOMMUNICATION SERVICES 6.9%
Diversified Telecommunication Services 3.8%
Citizens Communications Co., 6.25%, 01/15/2013	350,000	342,125
Consolidated Communications, Inc., 9.75%, 04/01/2012	114,000	121,410
Insight Midwest, LP, 9.75%, 10/01/2009	400,000	413,000
Level 3 Communications Corp., 6.375%, 10/15/2015	400,000	396,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	275,000	294,938

		1,567,473

Wireless Telecommunication Services 3.1%
Centennial Communications Corp.:
8.125%, 02/01/2014	225,000	230,625
10.00%, 01/01/2013	200,000	208,750
Dobson Communications Corp., 8.875%, 10/01/2013	300,000	303,000
Horizon PCS, Inc., 11.375%, 07/15/2012	125,000	143,437
Rural Cellular Corp.:
8.25%, 03/15/2012	20,000	20,900
9.75%, 01/15/2010	275,000	280,500
UbiquiTel, Inc., 9.875%, 03/01/2011	75,000	82,313

		1,269,525

4

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 9.9%
Electric Utilities 2.0%
Reliant Energy, Inc.:
6.75%, 12/15/2014	$450,000	$399,375
9.50%, 07/15/2013	400,000	402,500

		801,875

Gas Utilities 1.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	400,000	416,565

Independent Power Producers & Energy Traders 6.9%
AES Corp., 7.75%, 03/01/2014	390,000	411,450
Dynegy, Inc.:
8.375%, 05/01/2016 144A	275,000	275,000
10.125%, 07/15/2013 144A	400,000	458,780
Edison Mission Energy, 10.00%, 08/15/2008	200,000	215,000
Mirant Corp., 7.375%, 12/31/2013 144A	275,000	281,875
NRG Energy, Inc., 7.375%, 02/01/2016	800,000	819,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	250,000	283,125
Tenaska, Inc., 7.00%, 06/30/2021 144A	98,526	99,338

		2,843,568

Total Corporate Bonds (cost $34,703,572)		34,907,344

YANKEE OBLIGATIONS-CORPORATE 5.7%
CONSUMER DISCRETIONARY 1.0%
Media 1.0%
IMAX Corp., 9.625%, 12/01/2010	400,000	426,000

CONSUMER STAPLES 0.7%
Food & Staples Retailing 0.7%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	325,000	299,813

FINANCIALS 0.3%
Diversified Financial Services 0.3%
Ship Finance International, Ltd., 8.50%, 12/15/2013	125,000	118,125

MATERIALS 1.6%
Chemicals 0.4%
NOVA Chemicals Corp., 6.50%, 01/15/2012	200,000	187,000

Metals & Mining 1.2%
Novelis, Inc., 7.25%, 02/15/2015 144A	500,000	482,500

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.5%
Northern Telecom, Ltd., 6.875%, 09/01/2023	200,000	184,000

Wireless Telecommunication Services 1.6%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	410,000	411,025
9.625%, 05/01/2011	210,000	242,287

		653,312

Total Yankee Obligations-Corporate (cost $2,379,498)		2,350,750

5

EVERGREEN VA HIGH INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 1.2%
CONSUMER DISCRETIONARY 0.7%
Hotels, Restaurants & Leisure 0.4%
Las Vegas Sands Corp. *	2,375	$134,568

Media 0.3%
IMAX Corp. *	12,703	128,935

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp.	2,850	89,518

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc. *	244	1,840

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Crown Castle International Corp.	1,500	42,525

UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
Mirant Corp.	3,500	87,500

Total Common Stocks (cost $924,680)		484,886

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Hayes Lemmerz International, Inc., Ser. A, Expiring 06/03/2006 *	335	23

Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * + 	50	0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance, LLC, Expiring 11/01/2006 144A * + 	100	0

Total Warrants (cost $322,175)		23

SHORT-TERM INVESTMENTS 6.4%
MUTUAL FUND SHARES 6.4%
Evergreen Institutional Money Market Fund ø (cost $2,602,073)	2,602,073	2,602,073

Total Investments (cost $40,931,998) 98.7%		40,345,076
Other Assets and Liabilities 1.3%		546,314

Net Assets 100.0%		$40,891,390

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $40,931,998. The gross unrealized appreciation and depreciation on securities based on tax cost was $611,530 and $1,198,452, respectively, with a net unrealized depreciation of $586,922.

6

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 12.9%
Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B	France	8,090	$508,540
Continental AG	Germany	6,745	742,908
Hyundai Mobis Co., Ltd.	South Korea	2,870	254,009

			1,505,457

Automobiles 2.3%
Astra International	Indonesia	197,000	244,698
TI Automotive, Ltd. *  +	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	99,800	5,450,495

			5,695,193

Hotels, Restaurants & Leisure 1.7%
Ladbrokes plc	United Kingdom	249,817	1,688,968
Sodexho Alliance SA	France	51,688	2,456,427

			4,145,395

Household Durables 2.1%
Koninklijke Philips Electronics NV	Netherlands	121,009	4,091,612
Sharp Corp.	Japan	62,000	1,097,974

			5,189,586

Leisure Equipment & Products 0.3%
Photo-Me International plc	United Kingdom	472,072	804,052

Media 2.6%
Axel Springer Verlag AG	Germany	1,417	192,405
Edipresse SA	Switzerland	200	88,557
Lagardere Groupe	France	4,632	361,926
PagesJaunes SA	France	21,956	617,014
Television Broadcasts, Ltd.	Hong Kong	179,000	1,012,687
Toho Co., Ltd.	Japan	19,600	377,900
Trinity Mirror plc	United Kingdom	74,535	738,388
Vivendi Universal	France	86,663	2,977,568

			6,366,445

Multi-line Retail 0.9%
Isetan Co., Ltd.	Japan	28,700	625,264
Lotte Shopping Co., Ltd., GDR * 144A.	South Korea	2,194	44,275
NEXT plc	United Kingdom	28,957	830,400
Takashimaya Co., Ltd.	Japan	42,000	639,980

			2,139,919

Specialty Retail 0.9%
Kingfisher plc	United Kingdom	347,090	1,444,766
Yamada Denki Co., Ltd.	Japan	6,600	760,708

			2,205,474

Textiles, Apparel & Luxury Goods 1.5%
Adidas-Salomon AG	Germany	7,407	1,465,427
Christian Dior SA	France	15,200	1,517,523
Geox SpA *	Italy	40,927	545,796

			3,528,746

CONSUMER STAPLES 8.2%
Beverages 2.8%
Diageo plc	United Kingdom	209,116	3,294,616
Heineken NV	Netherlands	80,404	3,053,006
Wolverhampton & Dudley Breweries plc	United Kingdom	22,488	499,886

			6,847,508

1

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.8%
Carrefour SA	France	36,262	$1,929,943

Food Products 2.4%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	293	543,878
Cresud S.A.C.I.F	Argentina	17,346	250,303
Ezaki Glico Co., Ltd.	Japan	28,000	260,415
Koninklijke Wessanen NV	Netherlands	25,075	418,908
Lotte Confectionery Co., Ltd.	South Korea	287	361,223
Nestle SA	Switzerland	12,425	3,686,774
Tata Tea, Ltd.	India	15,929	311,403

			5,832,904

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	40,000	744,044

Tobacco 1.9%
British American Tobacco plc	United Kingdom	163,536	3,962,105
Swedish Match AB	Sweden	46,000	629,837

			4,591,942

ENERGY 7.5%
Oil, Gas & Consumable Fuels 7.5%
BP plc	United Kingdom	642,343	7,379,352
Eni SpA	Italy	92,653	2,637,459
Royal Dutch Shell plc, Class A	United Kingdom	20,284	633,860
Statoil ASA	Norway	36,600	1,055,624
Total SA, Class B	France	25,278	6,671,589

			18,377,884

FINANCIALS 25.9%
Capital Markets 3.4%
Compagnie Nationale a Portefeuille	Belgium	770	277,719
Deutsche Bank AG	Germany	36,787	4,203,431
Nomura Holdings, Inc.	Japan	80,500	1,794,814
UBS AG	Switzerland	18,217	2,000,134

			8,276,098

Commercial Banks 11.2%
ABN AMRO Holding NV	Netherlands	58,024	1,740,346
Anglo Irish Bank Corp. plc - Dublin Exchange	Ireland	122,932	2,026,899
Anglo Irish Bank Corp. plc - London Exchange	Ireland	2,656	43,792
Banco Macro Bansud SA, ADR	Argentina	1,979	45,378
Bangkok Bank	Thailand	154,400	460,955
BNP Paribas SA	France	36,615	3,402,510
BNP Paribas SA	France	3,590	322,291
Chinatrust Financial Holding Co., Ltd.	Taiwan	369,000	262,037
HBOS plc	United Kingdom	52,665	879,620
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	38,925	651,622
HSBC Holdings plc - London Exchange	United Kingdom	92,097	1,544,623
Lloyds TSB Group plc	United Kingdom	141,794	1,356,641
Mitsubishi UFJ Financial Group, Inc.	Japan	235	3,592,814
Mizuho Financial Group, Inc.	Japan	302	2,470,174
Royal Bank of Scotland Group plc	United Kingdom	178,527	5,811,543
Sumitomo Trust & Banking Co., Ltd.	Japan	73,000	844,490
The Bank of Yokohama, Ltd.	Japan	153,000	1,252,746
The Chiba Bank, Ltd.	Japan	78,000	693,642

			27,402,123

Consumer Finance 1.6%
Orix Corp.	Japan	12,500	3,891,154

2

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 2.6%
Groupe Bruxelles Lambert SA	Belgium	13,094	$1,457,281
Guoco Group, Ltd.	Bermuda	142,000	1,820,829
ING Groep NV	Netherlands	48,671	1,923,606
Pargesa Holdings SA	Switzerland	12,059	1,162,213

			6,363,929

Insurance 4.5%
Allianz AG	Germany	3,323	555,066
Amlin plc	United Kingdom	147,028	710,386
Baloise-Holding AG	Switzerland	11,500	819,571
Catlin Group, Ltd.	Bermuda	82,076	673,299
CNP Assurances	France	17,036	1,718,380
Irish Life & Permanent plc - Dublin Exchange	Ireland	2,043	49,041
Irish Life & Permanent plc - London Exchange	Ireland	72,841	1,748,514
Mitsui Sumitomo Insurance Co., Ltd.	Japan	160,000	2,175,734
Sompo Japan Insurance, Inc.	Japan	47,000	681,437
Swiss Reinsurance Co.	Switzerland	18,082	1,263,002
TrygVesta AS *	Denmark	9,616	563,212

			10,957,642

Real Estate 2.4%
British Land Co. plc	United Kingdom	38,873	838,436
Hysan Development Co., Ltd.	Hong Kong	214,000	609,486
IRSA-Inversiones y Representaciones SA *	Argentina	24,485	290,147
IVG Immobilien AG	Germany	76,850	2,311,526
Mitsubishi Estate Co., Ltd.	Japan	53,000	1,255,956
Tokyo Tatemono Co., Ltd.	Japan	44,000	479,858

			5,785,409

HEALTH CARE 5.8%
Health Care Equipment & Supplies 0.9%
Smith & Nephew plc	United Kingdom	243,052	2,158,589

Pharmaceuticals 4.9%
Eisai Co., Ltd.	Japan	11,300	492,368
Eurofins Scientific SA *	France	2,062	117,319
GlaxoSmithKline plc	United Kingdom	213,531	5,585,309
Novartis AG	Switzerland	34,262	1,904,539
Roche Holding AG	Switzerland	26,734	3,978,585

			12,078,120

INDUSTRIALS 16.8%
Aerospace & Defense 2.1%
BAE Systems plc	United Kingdom	705,752	5,160,907

Airlines 0.5%
Air France-KLM	France	40,248	948,080
Singapore Airlines, Ltd.	Singapore	26,000	225,178

			1,173,258

Building Products 1.4%
Assa Abloy AB, Class B	Sweden	94,600	1,757,437
Compagnie de Saint-Gobain SA	France	24,792	1,732,763

			3,490,200

Commercial Services & Supplies 1.0%
Buhrmann NV	Netherlands	55,833	988,262
Randstad Holding NV	Netherlands	6,695	396,987
USG People NV	Netherlands	15,753	1,141,115

			2,526,364

3

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.8%
Bilfinger Berger AG	Germany	11,079	$726,651
Fomento de Construcciones y Contratas SA	Spain	3,985	295,187
Impregilo SpA	Italy	27,102	117,711
Koninklijke Boskalis Westminster NV	Netherlands	3,397	219,508
Okumura Corp.	Japan	110,000	605,428

			1,964,485

Electrical Equipment 2.1%
Alstom SA *	France	16,789	1,408,507
Carbone Lorraine SA	France	3,596	192,564
Mitsubishi Electric Corp.	Japan	149,000	1,264,289
Schneider Electric SA	France	20,214	2,183,525

			5,048,885

Industrial Conglomerates 1.6%
Far Eastern Textile, Ltd.	Taiwan	1,391,400	975,210
Siemens AG	Germany	32,235	3,010,732

			3,985,942

Machinery 6.7%
Aker Yards ASA	Norway	4,500	335,806
Fanuc, Ltd.	Japan	23,000	2,213,361
Heidelberger Druckmaschinen AG	Germany	20,309	896,227
Ishikawajima-Harima Heavy Industries Co., Ltd. *	Japan	1,035,000	3,279,016
Kawasaki Heavy Industries, Ltd.	Japan	185,000	648,957
KCI Konecranes International Oyj	Finland	66,400	1,143,101
Komatsu, Ltd.	Japan	146,000	2,783,964
Komori Corp.	Japan	24,000	559,562
NGK Insulators, Ltd.	Japan	68,000	998,616
Sumitomo Heavy Industries, Ltd.	Japan	120,000	1,152,758
THK Co., Ltd.	Japan	69,400	2,228,156

			16,239,524

Road & Rail 0.6%
Central Japan Railway Co.	Japan	147	1,448,337

INFORMATION TECHNOLOGY 3.8%
Communications Equipment 0.4%
L.M. Ericsson Telephone Co., Ser. B	Sweden	156,000	593,659
Sierra Wireless, Inc. *	Canada	37,900	442,196

			1,035,855

Electronic Equipment & Instruments 0.1%
Onex Corp.	Canada	6,700	123,514

IT Services 0.1%
NEC Fielding, Ltd.	Japan	22,000	383,064

Office Electronics 1.3%
Canon, Inc.	Japan	17,000	1,124,814
Neopost	France	18,568	2,019,230

			3,144,044

Semiconductors & Semiconductor Equipment 1.3%
Advantest Corp.	Japan	10,200	1,215,492
Rohm Co., Ltd.	Japan	9,100	962,288
Samsung Electronics Co., Ltd.	South Korea	1,550	1,004,940
United Microelectronics Corp.	Taiwan	194,000	122,524

			3,305,244

Software 0.6%
Nintendo Co., Ltd.	Japan	9,300	1,390,241

4

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS 8.6%
Chemicals 4.0%
Akzo Nobel NV	Netherlands	16,343	$867,631
BASF AG	Germany	25,117	1,970,154
Hitachi Chemical Co., Ltd.	Japan	33,800	970,349
Imperial Chemical Industries plc	United Kingdom	55,253	332,263
Lonza Group AG	Switzerland	23,298	1,596,071
Sanyo Chemical Industries, Ltd.	Japan	42,000	379,921
Sumitomo Bakelite Co., Ltd.	Japan	26,000	235,410
Sumitomo Chemical Co., Ltd.	Japan	71,000	577,721
Taiwan Fertilizer Co., Ltd.	Taiwan	264,000	317,200
Tokuyama Corp.	Japan	28,000	474,693
Toray Industries, Inc.	Japan	182,000	1,490,194
Umicore SA	Belgium	3,210	444,815

			9,656,422

Construction Materials 1.7%
Cemex SA de CV, ADR	Mexico	33,056	2,157,896
CRH plc - Irish Exchange	Ireland	1,485	51,850
CRH plc - London Exchange	Ireland	28,645	1,002,938
Imerys	France	10,917	919,848

			4,132,532

Containers & Packaging 0.3%
Rexam plc	United Kingdom	71,847	696,151

Metals & Mining 2.1%
Barrick Gold Corp.	Canada	7,752	211,165
BHP Billiton, Ltd.	United Kingdom	212,395	3,881,533
Evraz Group SA, GDR	Luxembourg	22,540	574,770
JSC MMC Norilsk Nickel Group, ADR	Russia	3,501	338,547
Polyus Gold Mining Co. * +	Russia	6,262	244,218

			5,250,233

Paper & Forest Products 0.5%
UPM-Kymmene Oyj	Finland	54,800	1,295,518

TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 3.0%
Chunghwa Telecom Co., Ltd.	Taiwan	113,000	213,057
Deutsche Telekom AG	Germany	65,132	1,099,162
eircom Group plc - Dublin Exchange	Ireland	462,588	1,194,544
eircom Group plc - London Exchange	Ireland	90,690	234,189
Elisa Oyj	Finland	38,300	760,573
Koninklijke KPN NV	Netherlands	43,696	492,666
Nippon Telegraph & Telephone Corp.	Japan	2	8,579
Tele Norte Leste Participacoes SA, ADR	Brazil	5,365	89,488
Telefonica SA	Spain	123,125	1,933,055
Telenor ASA	Norway	122,800	1,321,156

			7,346,469

Wireless Telecommunication Services 2.7%
Bouygues SA	France	20,061	1,066,474
Option NV *	Belgium	8,424	849,708
Sistema JSFC, GDR *	Russia	24,425	595,970
Telemig Celular Participacoes SA, ADR	Brazil	6,069	289,249
Vodafone Group plc	United Kingdom	1,819,058	3,809,635

			6,611,036

5

EVERGREEN VA INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 3.1%
Electric Utilities 2.0%
E.ON AG	Germany	25,459	$2,802,872
Korea Electric Power Corp.	South Korea	51,460	2,160,716

			4,963,588

Multi-Utilities 1.1%
RWE AG	Germany	30,480	2,653,924

Total Common Stocks (cost $192,041,227)			239,843,293

PREFERRED STOCKS 1.6%
HEALTH CARE 1.0%
Health Care Equipment & Supplies 1.0%
Fresenius AG	Germany	13,493	2,421,020

INFORMATION TECHNOLOGY 0.4%
Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	South Korea	2,089	1,069,546

UTILITIES 0.2%
Electric Utilities 0.2%
Centrais Eletricas Brasileiras SA, Class B	Brazil	25,000,000	554,207

Total Preferred Stocks (cost $2,705,965)			4,044,773

SHORT-TERM INVESTMENTS 0.7%
MUTUAL FUND SHARES 0.7%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $1,652,644)	United States	1,652,644	1,652,644

Total Investments (cost $196,399,836) 100.4%			245,540,710
Other Assets and Liabilities (0.4%)			(992,232)

Net Assets 100.0%.			$244,548,478

*	Non-income producing security
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $200,512,020. The gross unrealized appreciation and depreciation on securities based on tax cost was $46,302,139 and $1,273,449, respectively, with a net unrealized appreciation of $45,028,690.

The following table shows the percent of total long-term investments by geographic location as of March 31, 2006:

Japan	22.8%	Mexico	0.9%
United Kingdom	22.3%	Taiwan	0.8%
France	13.5%	United States	0.7%
Germany	10.2%	Hong Kong	0.7%
Switzerland	7.0%	Russia	0.5%
Netherlands	6.2%	Brazil	0.4%
Ireland	2.6%	Canada	0.3%
South Korea	2.0%	Argentina	0.2%
Italy	1.3%	Luxembourg	0.2%
Finland	1.3%	Denmark	0.2%
Belgium	1.2%	Thailand	0.2%
Sweden	1.2%	India	0.1%
Norway	1.1%	Indonesia	0.1%
Bermuda	1.0%	Singapore	0.1%
Spain	0.9%		100.0%

6

EVERGREEN VA OMEGA FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 15.8%
Hotels, Restaurants & Leisure 3.5%
Starbucks Corp. *	10,000	$376,400
Starwood Hotels & Resorts Worldwide, Inc., Class B	27,000	1,828,710
Station Casinos, Inc	29,000	2,301,730

		4,506,840

Internet & Catalog Retail 1.9%
Amazon.com, Inc. *	17,000	620,670
eBay, Inc. *	46,600	1,820,196

		2,440,866

Media 1.9%
Lamar Advertising Co., Class A *	33,500	1,762,770
News Corp., Class A	40,000	664,400

		2,427,170

Multi-line Retail 1.0%
Nordstrom, Inc	31,000	1,214,580

Specialty Retail 5.0%
Best Buy Co., Inc	47,750	2,670,658
Borders Group, Inc	25,000	631,000
Chico’s FAS, Inc. *	76,000	3,088,640

		6,390,298

Textiles, Apparel & Luxury Goods 2.5%
Coach, Inc. *	63,000	2,178,540
Wolverine World Wide, Inc	48,500	1,073,305

		3,251,845

CONSUMER STAPLES 2.7%
Beverages 0.6%
PepsiCo, Inc	12,000	693,480

Household Products 2.1%
Procter & Gamble Co	47,000	2,708,140

ENERGY 10.4%
Energy Equipment & Services 5.3%
Diamond Offshore Drilling, Inc	24,000	2,148,000
ENSCO International, Inc	15,000	771,750
Grant Prideco, Inc. *	13,000	556,920
Helix Energy Solutions, Inc. *	20,000	758,000
National Oilwell Varco, Inc. *	10,000	641,200
Weatherford International, Ltd. *	41,000	1,875,750

		6,751,620

Oil, Gas & Consumable Fuels 5.1%
Apache Corp	17,450	1,143,149
Foundation Coal Holdings, Inc	37,000	1,522,180
Massey Energy Co	35,100	1,266,057
Tesoro Corp	10,500	717,570
Ultra Petroleum Corp. *	12,500	778,875
XTO Energy, Inc	26,733	1,164,757

		6,592,588

FINANCIALS 4.0%
Capital Markets 2.0%
Goldman Sachs Group, Inc	8,500	1,334,160
Legg Mason, Inc	9,500	1,190,635

		2,524,795

1

EVERGREEN VA OMEGA FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 1.7%
Prudential Financial, Inc	29,500	$2,236,395

Thrifts & Mortgage Finance 0.3%
Countrywide Financial Corp	11,000	403,700

HEALTH CARE 25.8%
Biotechnology 3.6%
Amgen, Inc. *	17,000	1,236,750
Biogen Idec, Inc. *	46,500	2,190,150
PDL BioPharma, Inc. *	35,000	1,148,000

		4,574,900

Health Care Equipment & Supplies 4.2%
Alcon, Inc	17,500	1,824,550
Medtronic, Inc	35,500	1,801,625
St. Jude Medical, Inc. *	42,500	1,742,500

		5,368,675

Health Care Providers & Services 9.7%
Aetna, Inc	36,900	1,813,266
Cardinal Health, Inc	34,500	2,570,940
Caremark Rx, Inc. *	40,000	1,967,200
DaVita, Inc. *	35,000	2,107,350
Healthways, Inc	34,300	1,747,242
WellPoint, Inc. *	28,500	2,206,755

		12,412,753

Pharmaceuticals 8.3%
Eli Lilly & Co	23,000	1,271,900
Endo Pharmaceuticals Holdings, Inc. *	100,000	3,281,000
Kos Pharmaceuticals, Inc. *	18,000	859,860
Novartis AG, ADR	36,000	1,995,840
Teva Pharmaceutical Industries, Ltd., ADR	45,000	1,853,100
Wyeth	29,000	1,407,080

		10,668,780

INDUSTRIALS 7.8%
Aerospace & Defense 1.6%
Lockheed Martin Corp	26,900	2,020,997

Commercial Services & Supplies 0.8%
Cintas Corp	24,000	1,022,880

Electrical Equipment 2.4%
Cooper Industries, Inc., Class A	27,000	2,346,300
Roper Industries, Inc	15,000	729,450

		3,075,750

Industrial Conglomerates 1.0%
General Electric Co	37,700	1,311,206

Machinery 2.0%
Deere & Co	5,000	395,250
JLG Industries, Inc	20,000	615,800
Pall Corp	50,300	1,568,857

		2,579,907

2

EVERGREEN VA OMEGA FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 27.0%
Communications Equipment 8.2%
Cisco Systems, Inc. *	184,000	$3,987,280
F5 Networks, Inc. *	10,000	724,900
Motorola, Inc	79,000	1,809,890
QUALCOMM, Inc	79,000	3,998,190

		10,520,260

Computers & Peripherals 2.1%
Apple Computer, Inc. *	18,400	1,154,048
Avid Technology, Inc. *	2,400	104,304
Dell, Inc. *	27,000	803,520
EMC Corp. *	45,000	613,350

		2,675,222

Internet Software & Services 3.4%
Google, Inc., Class A *	8,400	3,276,000
Openwave Systems, Inc. *	53,000	1,143,740

		4,419,740

IT Services 1.2%
Cognizant Technology Solutions Corp., Class A *	25,000	1,487,250

Semiconductors & Semiconductor Equipment 6.0%
Fairchild Semiconductor International, Inc., Class A *	52,000	991,640
KLA-Tencor Corp	26,000	1,257,360
Marvell Technology Group, Ltd. *	11,000	595,100
MEMC Electronic Materials, Inc. *	34,500	1,273,740
Microchip Technology, Inc	27,000	980,100
Micron Technology, Inc. *	114,300	1,682,496
Xilinx, Inc	38,000	967,480

		7,747,916

Software 6.1%
Activision, Inc. *	80,000	1,103,200
Cadence Design Systems, Inc. *	117,000	2,163,330
Citrix Systems, Inc. *	20,000	758,000
Microsoft Corp	98,862	2,690,035
Oracle Corp. *	78,000	1,067,820

		7,782,385

MATERIALS 4.0%
Construction Materials 2.5%
Martin Marietta Materials, Inc	30,500	3,264,415

Metals & Mining 1.5%
Barrick Gold Corp	5,000	136,200
BHP Billiton, Ltd	28,000	1,115,800
Desert Sun Mining Corp. *	12,000	66,240
Gold Fields, Ltd., ADR	9,000	197,820
Meridian Gold, Inc. *	4,000	118,600
Newmont Mining Corp	3,000	155,670
Randgold Resources, Ltd., ADR *	5,000	90,850

		1,881,180

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
NII Holdings, Inc., Class B *	14,000	825,580

Total Common Stocks (cost $105,185,602)		125,782,113

3

EVERGREEN VA OMEGA FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
		Shares	Value

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional U.S. Government Money Market Fund ø (cost $2,378,055)		2,378,055	$2,378,055

Total Investments (cost $107,563,657) 99.9%			128,160,168
Other Assets and Liabilities 0.1%			113,087

Net Assets 100.0%			$128,273,255

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $107,693,224. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,484,991 and $1,018,047, respectively, with a net unrealized appreciation of $20,466,944.

4

EVERGREEN VA SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 93.6%
CONSUMER DISCRETIONARY 17.2%
Auto Components 0.5%
Cooper Tire & Rubber Co.	25,815	$370,187
Modine Manufacturing Co.	7,300	215,350

		585,537

Hotels, Restaurants & Leisure 5.5%
Jack In The Box, Inc. *	21,760	946,560
Lone Star Steakhouse & Saloon, Inc.	46,014	1,307,718
Rare Hospitality International, Inc. *	25,000	870,750
Ryan's Restaurant Group, Inc. *	89,170	1,292,965
Triarc Companies, Inc., Class B	123,963	2,166,873

		6,584,866

Household Durables 3.6%
BLYTH, Inc.	41,100	863,922
Cavco Industries, Inc. *	11,485	558,056
Dixie Group, Inc. *	15,100	225,896
La-Z-Boy, Inc.	55,200	938,400
Skyline Corp.	7,300	302,074
Snap-On, Inc.	20,500	781,460
Tupperware Brands Corp.	30,330	624,495

		4,294,303

Media 1.8%
Media General, Inc., Class A	8,200	382,284
ProQuest Co. *	16,090	344,165
Valassis Communications, Inc. *	43,610	1,280,826
World Wrestling Entertainment, Inc.	7,310	123,539

		2,130,814

Specialty Retail 3.2%
Borders Group, Inc.	17,800	449,272
Deb Shops, Inc.	8,300	246,510
Foot Locker, Inc.	60,100	1,435,188
Pier 1 Imports, Inc.	60,700	704,727
Zale Corp. *	37,080	1,039,352

		3,875,049

Textiles, Apparel & Luxury Goods 2.6%
Cutter & Buck, Inc.	11,150	134,135
Kellwood Co.	52,496	1,647,849
Stride Rite Corp.	63,210	915,281
Xerium Technologies, Inc.	47,600	446,964

		3,144,229

CONSUMER STAPLES 6.3%
Food & Staples Retailing 1.7%
Casey's General Stores, Inc.	65,720	1,503,016
Topps Co.	58,380	511,993

		2,015,009

Food Products 4.6%
Corn Products International, Inc.	27,677	818,409
Del Monte Foods Co.	18,760	396,774
Delta & Pine Land Co.	54,180	1,634,069
Gold Kist, Inc. *	24,900	314,736
Tootsie Roll Industries, Inc.	39,893	1,167,666
TreeHouse Foods, Inc. *	45,002	1,194,803

		5,526,457

1

EVERGREEN VA SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 6.5%
Energy Equipment & Services 2.4%
Atwood Oceanics, Inc. *	13,910	$1,405,049
Global Industries, Ltd. *	64,318	931,968
Tidewater, Inc.	10,240	565,555

		2,902,572

Oil, Gas & Consumable Fuels 4.1%
Forest Oil Corp.	21,922	815,060
Mariner Energy, Inc. *	35,441	726,895
Stone Energy Corp. *	38,000	1,676,940
Whiting Petroleum Corp. *	40,740	1,669,933

		4,888,828

FINANCIALS 16.5%
Capital Markets 1.5%
Investment Technology Group, Inc. *	15,733	783,503
Knight Capital Group, Inc. *	69,800	972,314
Westwood Holdings Group, Inc.	3,900	77,025

		1,832,842

Commercial Banks 3.7%
Amcore Financial, Inc.	4,000	126,480
BancorpSouth, Inc.	40,600	974,806
Citizens Banking Corp.	7,585	203,657
First Citizens Bancshares, Inc.	7,830	1,511,190
Hancock Holding Co.	14,300	665,236
Mid-State Bancshares	30,550	899,087

		4,380,456

Insurance 6.5%
Assured Guaranty, Ltd.	64,200	1,605,000
Capital Title Group, Inc.	22,200	171,162
Endurance Specialty Holdings, Ltd.	47,802	1,555,955
Harleysville Group, Inc.	16,300	483,947
Hilb, Rogal & Hobbs Co.	22,200	915,084
IPC Holdings, Ltd.	20,795	583,300
LandAmerica Financial Group, Inc.	10,470	710,390
Stewart Information Services Corp.	32,080	1,510,326
USI Holdings Corp. *	18,900	304,857

		7,840,021

Real Estate 2.8%
Deerfield Triarc Capital Corp.	97,100	1,309,879
Forest City Enterprises, Inc.	21,910	1,033,057
Post Properties, Inc. REIT	21,580	960,310

		3,303,246

Thrifts & Mortgage Finance 2.0%
NetBank, Inc.	87,700	634,948
NewAlliance Bancshares, Inc.	121,912	1,759,190

		2,394,138

HEALTH CARE 3.4%
Health Care Equipment & Supplies 2.5%
Analogic Corp.	14,200	940,040
Edwards Lifesciences Corp. *	9,450	411,075
Millipore Corp. *	5,600	409,136
VIASYS Healthcare, Inc. *	27,930	840,135
West Pharmaceutical Services, Inc.	11,700	406,224

		3,006,610

2

EVERGREEN VA SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.4%
Per-Se Technologies, Inc. *	18,420	$491,077

Pharmaceuticals 0.5%
Par Pharmaceutical Companies, Inc. *	18,500	521,330

INDUSTRIALS 16.2%
Aerospace & Defense 1.1%
GenCorp, Inc. *	50,790	1,043,734
Ladish Co., Inc. *	10,500	304,185

		1,347,919

Building Products 0.3%
Apogee Enterprises, Inc.	24,700	416,936

Commercial Services & Supplies 5.7%
ACCO Brands Corp. *	22,300	495,060
Banta Corp.	20,505	1,065,850
Deluxe Corp.	42,540	1,113,272
Heidrick & Struggles International, Inc. *	22,010	798,523
John H. Harland Co.	43,911	1,725,702
Tetra Tech, Inc. *	18,900	360,801
Viad Corp.	29,552	1,013,042
Watson Wyatt Worldwide, Inc.	6,796	221,414

		6,793,664

Electrical Equipment 1.4%
Franklin Electric Co., Inc.	10,300	562,895
Genlyte Group, Inc. *	16,000	1,090,240

		1,653,135

Machinery 5.4%
AGCO Corp. *	13,090	271,487
Ampco-Pittsburgh Corp.	11,540	230,800
Briggs & Stratton Corp.	32,380	1,145,281
Crane Co.	19,900	816,099
EnPro Industries, Inc. *	18,650	639,695
Gardner Denver, Inc. *	8,500	554,200
Kadant, Inc. *	47,139	1,070,055
Mueller Industries, Inc.	48,300	1,723,827
Supreme Industries, Inc., Class A	9,340	69,396

		6,520,840

Marine 0.3%
TBS International Ltd., Class A *	45,100	306,680

Road & Rail 2.0%
Arkansas Best Corp.	41,084	1,607,206
Dollar Thrifty Automotive Group, Inc. *	14,685	666,699
Werner Enterprises, Inc.	3,900	71,643

		2,345,548

INFORMATION TECHNOLOGY 11.6%
Communications Equipment 2.4%
3Com Corp. *	33,000	168,960
Belden CDT, Inc.	70,389	1,916,692
CommScope, Inc. *	26,976	770,165
Superior Essex, Inc. *	2,200	55,968

		2,911,785

3

EVERGREEN VA SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 2.5%
Adaptec, Inc. *	59,300	$327,929
Brocade Communications Systems, Inc. *	74,100	494,988
Imation Corp.	35,635	1,529,098
Quantum Corp. *	176,680	660,783

		3,012,798

Electronic Equipment & Instruments 1.9%
AVX Corp.	41,500	734,550
Technitrol, Inc.	61,790	1,481,724

		2,216,274

IT Services 2.3%
eFunds Corp. *	30,000	775,200
MoneyGram International, Inc.	64,341	1,976,556

		2,751,756

Semiconductors & Semiconductor Equipment 1.6%
Cabot Microelectronics Corp. *	8,900	330,190
Credence Systems Corp. *	39,930	293,086
Exar Corp. *	4,800	68,544
Lattice Semiconductor Corp. *	56,940	379,221
Nextest Systems Corp. *	10,300	166,963
Standard Microsystems Corp. *	25,740	668,725

		1,906,729

Software 0.9%
Borland Software Corp. *	83,300	449,820
SSA Global Technologies, Inc. *	35,500	569,065

		1,018,885

MATERIALS 11.2%
Chemicals 4.8%
A. Schulman, Inc.	25,400	628,650
American Pacific Corp. *	14,200	130,356
Arch Chemicals, Inc.	40,790	1,240,016
CF Industries Holdings, Inc.	49,100	834,209
FMC Corp.	16,700	1,035,066
H.B. Fuller Co.	28,400	1,458,056
Innospec, Inc.	18,700	479,281

		5,805,634

Construction Materials 0.8%
Eagle Materials, Inc.	14,686	936,379

Containers & Packaging 2.5%
Owens-Illinois, Inc. *	37,060	643,732
Packaging Corporation of America	54,070	1,213,331
Rock-Tenn Co., Class A	48,149	721,753
Silgan Holdings, Inc.	8,980	360,727

		2,939,543

Metals & Mining 0.5%
Bayou Steel Corp. *	3,298	230,959
Quanex Corp.	6,066	404,178

		635,137

4

EVERGREEN VA SPECIAL VALUES FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 2.6%
Deltic Timber Corp.	7,570	$458,742
Glatfelter	29,614	542,824
Louisiana-Pacific Corp.	14,900	405,280
Neenah Paper, Inc.	45,085	1,476,534
Schweitzer-Mauduit International, Inc.	10,011	240,264

		3,123,644

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Commonwealth Telephone Enterprises, Inc.	54,667	1,883,278

UTILITIES 3.1%
Electric Utilities 2.4%
Allete, Inc.	38,239	1,781,937
El Paso Electric Co. *	54,100	1,030,064

		2,812,001

Gas Utilities 0.7%
Atmos Energy Corp.	33,200	874,156

Total Common Stocks (cost $86,334,598)		111,930,105

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
UTILITIES 0.1%
Independent Power Producers & Energy Traders 0.1%
Calpine Corp., 7.75%, 06/01/2015 • (cost $327,000)	$327,000	94,421

	Shares	Value

SHORT-TERM INVESTMENTS 5.8%
MUTUAL FUND SHARES 5.8%
Evergreen Institutional Money Market Fund ø (cost $6,945,346)	6,945,346	6,945,346

Total Investments (cost $93,606,944) 99.5%		118,969,872
Other Assets and Liabilities 0.5%		551,062

Net Assets 100.0%		$119,520,934

*	Non-income producing security
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $93,625,616. The gross unrealized appreciation and depreciation on securities based on tax cost was $27,329,036 and $1,984,780, respectively, with a net unrealized appreciation of $25,344,256.

5

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.7%
FIXED-RATE 2.7%
FNMA:
4.44%, 04/01/2014	$447,140	$418,988
4.89%, 02/01/2013	189,021	183,592
5.24%, 07/01/2035	595,271	581,514
6.18%, 06/01/2013	319,935	331,744
7.50%, 07/01/2010	142,347	152,858
Ser. 2003-M1, Class B, 4.91%, 07/25/2020	590,000	590,236
GNMA, Ser. 2004-9, Class A, 3.36%, 08/16/2022	219,013	212,837

Total Agency Commercial Mortgage-Backed Securities (cost $2,543,286)		2,471,769

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
FLOATING-RATE 2.3%
FHLMC:
Ser. 2005-S001, Class 2A2, 4.97%, 09/25/2035	238,735	239,160
Ser. 2372, Class F, 5.25%, 10/15/2031	107,349	107,798
Ser. 2710, Class FY, 5.15%, 10/15/2018	62,761	62,949
FNMA:
Ser. 1992-73, Class F, 5.59%, 05/25/2022	49,270	50,884
Ser. 2002-67, Class FA, 5.82%, 11/25/2032	425,488	441,631
Ser. 2002-77, Class FA, 5.78%, 10/18/2030	617,322	638,434
Ser. G92-23, Class F, 5.54%, 04/25/2022	299,453	304,999
Ser. G93-32, Class F, 5.49%, 09/25/2023	181,538	184,330

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $2,010,010)		2,030,185

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.5%
FIXED-RATE 13.5%
FHLMC 15 year, 5.50%, TBA #	1,290,000	1,281,535
FHLMC 30 year:
5.50%, TBA #	2,385,000	2,329,100
6.00%, TBA #	1,305,000	1,305,816
FNMA:
6.07%, 09/01/2013	269,418	278,379
6.50%, 04/01/2017	124,167	133,141
FNMA 15 year:
4.50%, TBA #	1,050,000	1,004,062
5.50%, TBA #	785,000	780,339
FNMA 30 year:
5.50%, TBA #	2,850,000	2,782,312
6.00%, TBA #	1,785,000	1,785,000
6.50%, TBA #	545,000	556,070
GNMA, 8.00%, 01/15/2030	2,552	2,730

		12,238,484

FLOATING-RATE 1.0%
FNMA:
4.95%, 07/01/2044 ##	134,187	136,642
4.98%, 05/01/2035	213,397	211,381
7.50%, 01/01/2036 ##	493,240	517,582

		865,605

Total Agency Mortgage-Backed Pass Through Securities (cost $13,148,394)		13,104,089

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.4%
FIXED-RATE 0.4%
FNMA, Ser. 2004-T1, Class 1A2, 6.50%, 01/25/2044 (cost $364,884)	356,963	363,584

ASSET-BACKED SECURITIES 1.1%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 6.26%, 09/15/2039 144A	685,000	691,884
Ocean Star plc, Ser. 2004-A, Class C, FRN, 5.99%, 11/12/2018 144A	160,000	162,365
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.17%, 01/25/2035 144A	125,000	127,758

Total Asset-Backed Securities (cost $970,000)		982,007

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.3%
FIXED-RATE 0.5%
First Union National Bank Comml. Mtge., Ser. 2000-C1, Class F, 8.25%, 05/17/2032	$415,000	$468,161

FLOATING-RATE 0.8%
Commercial Mtge. Pass Through Cert., Ser. 2003-FL9, Class F, 5.80%, 11/15/2015 144A	23,357	23,449
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2005-CN2A, Class A1, 5.05%,
11/15/2019 144A	244,112	244,776
Greenwich Capital Comml. Funding Corp., Ser. 2005-FL3A, Class D, 5.01%, 10/05/2020 144A	405,000	405,575
GS Mtge. Secs. Corp. II, Ser. 2005-FL7A, Class A1, 4.82%, 11/06/2019 144A	25,857	25,857

		699,657

Total Commercial Mortgage-Backed Securities (cost $1,184,551)		1,167,818

CORPORATE BONDS 42.3%
CONSUMER DISCRETIONARY 12.8%
Auto Components 0.5%
Accuride Corp., 8.50%, 02/01/2015	225,000	224,156
ArvinMeritor, Inc., 6.80%, 02/15/2009	25,000	25,063
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	225,000	229,500

		478,719

Automobiles 0.2%
General Motors Corp., 8.375%, 07/15/2033	270,000	199,125

Diversified Consumer Services 1.0%
Carriage Services, Inc., 7.875%, 01/15/2015	375,000	383,438
Service Corporation International, 6.75%, 04/01/2016	550,000	547,250

		930,688

Hotels, Restaurants & Leisure 2.3%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	300,000	297,750
ITT Corp., 7.375%, 11/15/2015	350,000	379,750
Las Vegas Sands Corp., 6.375%, 02/15/2015	250,000	241,250
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	325,000	343,687
MGM MIRAGE, Inc., 5.875%, 02/27/2014	275,000	260,562
Station Casinos, Inc.:
6.50%, 02/01/2014	150,000	149,063
6.875%, 03/01/2016	400,000	404,000

		2,076,062

Household Durables 0.6%
Jarden Corp., 9.75%, 05/01/2012	510,000	529,125

Leisure Equipment & Products 0.2%
Steinway Musical Instruments, Inc., 7.00%, 03/01/2014 144A	150,000	150,750

Media 4.4%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	425,000	446,250
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	300,000	273,000
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	350,000	343,000
CCO Holdings, LLC, 8.75%, 11/15/2013	150,000	146,625
Cinemark USA, Inc., 9.00%, 02/01/2013	375,000	400,312
CSC Holdings, Inc., 7.625%, 04/01/2011	100,000	101,000
Dex Media East, LLC, 9.875%, 11/15/2009	350,000	375,375
Houghton Mifflin Co.:
8.25%, 02/01/2011	325,000	338,000
Sr. Disc. Note, Step Bond, 0.00%, 10/15/2013 †	275,000	235,813
Lamar Media Corp., 6.625%, 08/15/2015	550,000	550,000
Mediacom Communications Corp., 9.50%, 01/15/2013	575,000	572,125
Paxson Communications Corp., FRN, 10.78%, 01/15/2013 144A	200,000	199,000

		3,980,500

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.1%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	$500,000	$521,623
Neiman Marcus Group, Inc., 10.375%, 10/15/2015 144A	400,000	427,000

		948,623

Specialty Retail 1.5%
FTD, Inc., 7.75%, 02/15/2014	343,000	342,142
Payless ShoeSource, Inc., 8.25%, 08/01/2013	450,000	474,750
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	100,000	107,750
United Auto Group, Inc., 9.625%, 03/15/2012	400,000	425,500

		1,350,142

Textiles, Apparel & Luxury Goods 1.0%
Levi Strauss & Co., 9.75%, 01/15/2015	750,000	793,125
Oxford Industries, Inc., 8.875%, 06/01/2011	70,000	72,450
Warnaco Group, Inc., 8.875%, 06/15/2013	65,000	69,388

		934,963

CONSUMER STAPLES 1.1%
Food & Staples Retailing 0.6%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	525,000	540,750

Food Products 0.5%
Del Monte Foods Co.:
6.75%, 02/15/2015	35,000	34,300
8.625%, 12/15/2012	400,000	424,500

		458,800

ENERGY 5.1%
Energy Equipment & Services 0.5%
GulfMark Offshore, Inc., 7.75%, 07/15/2014	100,000	102,500
Hornbeck Offshore Services, Inc., 6.125%, 12/01/2014 144A	140,000	135,100
Parker Drilling Co., 9.625%, 10/01/2013	150,000	167,250

		404,850

Oil, Gas & Consumable Fuels 4.6%
ANR Pipeline Co., 8.875%, 03/15/2010	60,000	64,125
Chesapeake Energy Corp.:
6.875%, 01/15/2016	435,000	440,437
7.75%, 01/15/2015	100,000	105,000
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	150,000	141,750
El Paso Corp., 7.875%, 06/15/2012	425,000	444,656
El Paso Production Holding Co., 7.75%, 06/01/2013	375,000	390,469
Encore Acquisition Co., 6.25%, 04/15/2014	340,000	327,250
Exco Resources, Inc., 7.25%, 01/15/2011	370,000	370,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	106,750
Peabody Energy Corp.:
5.875%, 04/15/2016	225,000	215,438
6.875%, 03/15/2013	160,000	163,200
Plains Exploration & Production Co., 8.75%, 07/01/2012	350,000	375,375
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	104,500
Tesoro Corp., 6.625%, 11/01/2015 144A	200,000	199,000
Williams Cos.:
7.50%, 01/15/2031	275,000	286,688
8.125%, 03/15/2012	400,000	431,500

		4,166,138

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 3.9%
Consumer Finance 1.9%
General Motors Acceptance Corp.:
5.625%, 05/15/2009	$550,000	$512,192
6.125%, 09/15/2006	360,000	358,378
FRN, 5.50%, 01/16/2007	100,000	98,437
Northern Telecom Capital Corp., 7.875%, 06/15/2026	350,000	339,500
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	425,000	433,500

		1,742,007

Diversified Financial Services 0.2%
US West Capital, Ltd., 6.50%, 11/15/2018	175,000	169,094

Insurance 0.3%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	300,000	309,000

Real Estate 1.5%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	200,000	209,830
Host Marriott Corp., REIT:
Ser. G, 9.25%, 10/01/2007	200,000	210,500
Ser. J, 7.125%, 11/01/2013	200,000	204,500
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	150,000	152,250
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	300,000	300,000
Ventas, Inc., REIT, 6.50%, 06/01/2016 144A	250,000	250,000

		1,327,080

HEALTH CARE 1.4%
Health Care Equipment & Supplies 0.4%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	300,000	312,750

Health Care Providers & Services 1.0%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	275,000	284,625
HCA, Inc., 6.375%, 01/15/2015	675,000	660,336

		944,961

INDUSTRIALS 3.4%
Aerospace & Defense 1.0%
Aviall, Inc., 7.625%, 07/01/2011	525,000	539,437
DRS Technologies, Inc., 7.625%, 02/01/2018	350,000	362,250

		901,687

Commercial Services & Supplies 0.7%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	300,000	287,250
6.375%, 04/15/2011	25,000	24,594
NationsRent Companies, Inc., 9.50%, 10/15/2010	300,000	327,750

		639,594

Machinery 1.1%
Case New Holland, Inc., 9.25%, 08/01/2011	510,000	546,975
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	250,000	251,250
Dresser Rand Group, Inc., 7.625%, 11/01/2014 144A	219,000	224,475

		1,022,700

Marine 0.2%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 †	228,000	190,380

Trading Companies & Distributors 0.4%
United Rentals, Inc., 7.00%, 02/15/2014	350,000	338,625

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 0.6%
IT Services 0.6%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013 144A	$425,000	$451,563
10.25%, 08/15/2015 144A	100,000	105,750

		557,313

MATERIALS 6.1%
Chemicals 1.9%
Ethyl Corp., 8.875%, 05/01/2010	35,000	36,488
Huntsman International, LLC, 11.50%, 07/15/2012	149,000	172,095
Lyondell Chemical Co.:
9.50%, 12/15/2008	202,000	211,090
10.50%, 06/01/2013	350,000	389,375
PQ Corp., 7.50%, 02/15/2013  144A	375,000	361,875
Tronox, Inc., 9.50%, 12/01/2012 144A	325,000	342,875
Westlake Chemical Corp., 6.625%, 01/15/2016	250,000	248,437

		1,762,235

Containers & Packaging 1.4%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	425,000	443,062
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	550,000	540,375
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	275,000	272,250

		1,255,687

Metals & Mining 1.7%
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	400,000	402,000
10.125%, 02/01/2010	220,000	238,150
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	225,000	239,625
United States Steel Corp., 10.75%, 08/01/2008	575,000	635,375

		1,515,150

Paper & Forest Products 1.1%
Boise Cascade, LLC:
7.125%, 10/15/2014	95,000	91,913
7.48%, 10/15/2012	75,000	76,313
Bowater, Inc., 6.50%, 06/15/2013	425,000	398,437
Georgia Pacific Corp., 8.125%, 05/15/2011	420,000	438,900

		1,005,563

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 1.6%
Citizens Communications Co., 6.25%, 01/15/2013	525,000	513,187
Consolidated Communications, Inc., 9.75%, 04/01/2012	97,000	103,305
Level 3 Communications Inc., 6.375%, 10/15/2015	500,000	495,000
Qwest Communications International, Inc., 7.875%, 09/01/2011	350,000	375,375

		1,486,867

Wireless Telecommunication Services 1.5%
Centennial Communications Corp.:
8.125%, 02/01/2014	255,000	261,375
10.00%, 01/01/2013	300,000	313,125
Dobson Communications Corp., 8.875%, 10/01/2013	275,000	277,750
Horizon PCS, Inc., 11.375%, 07/15/2012	120,000	137,700
Rural Cellular Corp.:
8.25%, 03/15/2012	75,000	78,375
9.75%, 01/15/2010	205,000	209,100
UbiquiTel, Inc., 9.875%, 03/01/2011	75,000	82,313

		1,359,738

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 4.8%
Electric Utilities 0.5%
Reliant Energy, Inc., 6.75%, 12/15/2014	$550,000	$488,125

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	425,000	442,600

Independent Power Producers & Energy Traders 3.8%
AES Corp., 7.75%, 03/01/2014	525,000	553,875
Dynegy, Inc.:
8.375%, 05/01/2016 144A	275,000	275,000
10.125%, 07/15/2013 144A	500,000	573,475
Edison Mission Energy, 10.00%, 08/15/2008	350,000	376,250
Mirant Corp., 7.375%, 12/31/2013 144A	525,000	538,125
NRG Energy, Inc., 7.375%, 02/01/2016	625,000	639,844
Orion Power Holdings, Inc., 12.00%, 05/01/2010	300,000	339,750
Tenaska, Inc., 7.00%, 06/30/2021 144A	98,526	99,338

		3,395,657

Total Corporate Bonds (cost $38,197,183)		38,316,048

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 13.3%
CONSUMER DISCRETIONARY 0.6%
Media 0.1%
Central European Media Enterprise, 8.25%, 05/15/2012 EUR	70,000	94,942

Specialty Retail 0.5%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	326,000	415,554

CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.0%
Casino Guichard Perrachon SA, 6.00%, 03/06/2008 EUR	10,000	12,606

Tobacco 0.5%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	350,000	435,262

ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010 EUR	100,000	131,189
Transco plc, 7.00%, 12/15/2008 AUD	170,000	124,693

		255,882

FINANCIALS 11.3%
Capital Markets 1.3%
Deutsche Bank AG:
6.00%, 03/05/2008 AUD	180,000	129,212
FRN, 3.83%, 08/09/2007 CAD	260,000	222,816
Goldman Sachs Group, Inc., 5.25%, 12/15/2015 GBP	200,000	348,243
Morgan Stanley, FRN, 5.42%, 11/14/2013 GBP	300,000	528,726

		1,228,997

Commercial Banks 5.4%
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	50,000	87,017
6.00%, 03/01/2010 AUD	500,000	358,266
6.50%, 01/25/2008 NZD	735,000	449,951
Banco Santander Central Hispano SA, 4.00%, 09/10/2010 EUR	200,000	245,283
BOS International Australia, 3.50%, 01/22/2007 CAD	250,000	212,907

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) continued
FINANCIALS continued
Commercial Banks continued
DnB NOR ASA, FRN, 3.63%, 12/08/2008 CAD	250,000	$214,706
Eurofima, 5.50%, 09/15/2009 AUD	500,000	356,043
European Investment Bank:
2.90%, 08/16/2013 GBP	55,000	109,714
4.00%, 04/15/2009 SEK	1,000,000	131,438
4.25%, 12/07/2010 GBP	130,000	221,749
5.75%, 09/15/2009 AUD	325,000	233,614
6.75%, 11/17/2008 NZD	586,000	363,603
8.00%, 10/21/2013 ZAR	2,200,000	365,749
International Bank for Reconstruction & Development, 12.50%, 05/14/2012 ZAR	610,000	119,017
Nationwide Building Society, FRN, 4.04%, 11/18/2009 CAD	500,000	429,927
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	520,000	316,590
Rabobank Nederland:
4.25%, 01/05/2009 CAD	550,000	470,116
FRN, 3.60%, 06/18/2007 CAD	250,000	214,203

		4,899,893

Consumer Finance 0.5%
General Electric Capital Corp., FRN, 2.54%, 03/31/2008 EUR	100,000	121,271
National Grid Group Finance, 6.125%, 08/23/2011 EUR	100,000	132,886
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	250,000	216,409

		470,566

Diversified Financial Services 0.6%
British American Tobacco International Finance plc, 5.75%, 12/09/2013 GBP	300,000	526,986

Insurance 0.3%
AIG SunAmerica, Inc.:
3.50%, 03/11/2009 EUR	100,000	120,750
5.50%, 03/07/2011 EUR	90,000	117,273

		238,023

Thrifts & Mortgage Finance 3.2%
Canada Housing Trust, No. 1, 3.70%, 09/15/2008 CAD	540,000	458,002
Nykredit, 5.00%, 10/01/2035 DKK	6,281,316	1,014,910
Totalkredit, FRN, 3.07%, 01/01/2015 DKK	8,500,848	1,389,761

		2,862,673

INDUSTRIALS 0.1%
Electrical Equipment 0.1%
Electricidade De Portugal, 5.875%, 03/28/2011 EUR	80,000	105,465

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
France Telecom, FRN, 2.77%, 01/23/2007 EUR	235,000	285,276
Telecom Italia SpA, 5.00%, 02/09/2009 EUR	100,000	125,411

		410,687

UTILITIES 0.1%
Electric Utilities 0.1%
International Endesa BV, 4.375%, 06/18/2009 EUR	80,000	98,821

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $12,208,721)		12,056,357

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 12.7%
Australia, 5.61%, 08/20/2015 AUD	940,000	$1,051,207
Canada, 4.25%, 12/01/2026 CAD	887,162	1,113,674
Hong Kong, 4.76%, 06/18/2007 HKD	5,450,000	707,754
Hungary, 6.25%, 06/12/2007 HUF	150,000,000	682,711
Jamaica, 11.00%, 07/27/2012 EUR	30,000	43,941
Korea, 5.25%, 09/10/2015 KRW	235,000,000	239,375
Mexico, 10.00%, 12/05/2024 MXN	6,550,000	673,692
Norway, 5.00%, 05/15/2015 NOK	7,350,000	1,215,298
Philippines, 6.25%, 03/15/2016 EUR	150,000	184,198
Poland, 8.50%, 05/12/2006 PLN	2,250,000	698,893
Singapore, 3.625%, 07/01/2014 SGD	1,150,000	716,826
South Africa:
5.25%, 05/16/2013 EUR	70,000	89,333
7.00%, 04/10/2008 EUR	90,000	116,084
13.00%, 08/31/2010 ZAR	1,300,000	255,776
Sweden:
5.25%, 03/15/2011 SEK	7,050,000	979,615
5.50%, 10/08/2012 SEK	8,545,000	1,219,548
Turkey, 5.50%, 09/21/2009 EUR	160,000	201,504
United Kingdom:
5.00%, 03/07/2012 GBP	85,000	152,145
6.55%, 08/23/2011 GBP	182,000	844,564
FRN, 5.50%, 08/16/2013 GBP	60,000	237,791
Venezuela, 7.00%, 03/16/2015 EUR	35,000	46,569

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $11,744,599)		11,470,498

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds, 6.25%, 08/15/2023 ##	$1,750,000	1,985,294
U.S. Treasury Notes:
3.25%, 01/15/2009 ##	575,000	551,776
4.00%, 02/15/2015 ##	1,525,000	1,429,628

Total U.S. Treasury Obligations (cost $4,133,333)		3,966,698

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.2%
FIXED-RATE 1.0%
Countrywide Home Loans, Inc., Ser. 2003-R4, Class 2A, 6.50%, 01/25/2034 144A	447,519	452,358
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	96,897	97,565
Structured Asset Securities Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	338,250	340,047

		889,970

FLOATING-RATE 1.2%
Countrywide Home Loans, Ser. 2004-HYB8, Class 1-M1, 6.08%, 01/20/2035	863,016	877,409
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.92%, 02/25/2035	221,417	217,319

		1,094,728

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $2,014,205)		1,984,698

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.4%
FLOATING-RATE 0.4%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.67%, 01/25/2035	131,669	129,164
Structured Asset Securities Corp., Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	851,829	192,094

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $341,398)		321,258

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
FLOATING-RATE 0.2%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 6.10%, 02/19/2035 (cost $195,663)	194,637	195,205

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 3.0%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
IMAX Corp., 9.625%, 12/01/2010	$350,000	$372,750

CONSUMER STAPLES 0.5%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	75,000	86,625

Food & Staples Retailing 0.4%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	350,000	322,875

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Petrobras Energia Participaciones SA, 9.75%, 07/06/2011	80,000	94,200

FINANCIALS 0.5%
Commercial Banks 0.1%
Kazkommerts International BV, 7.00%, 11/03/2009	100,000	101,100

Diversified Financial Services 0.4%
Preferred Term Securities, Ltd., FRN:
5.10%, 06/24/2034 144A	175,000	176,022
6.07%, 06/24/2034 144A	100,000	102,386
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	108,675

		387,083

MATERIALS 0.7%
Chemicals 0.2%
NOVA Chemicals Corp., 6.50%, 01/15/2012	200,000	187,000

Metals & Mining 0.5%
Novelis, Inc., 7.25%, 02/15/2015 144A	455,000	439,075

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.1%
Telefonos De Mexico SA, 4.75%, 01/27/2010	100,000	97,027

Wireless Telecommunication Services 0.4%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	160,000	160,400
9.625%, 05/01/2011	185,000	213,443

		373,843

UTILITIES 0.3%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	85,000	89,093

Gas Utilities 0.1%
Gazprom, 9.625%, 03/01/2013 144A	80,000	94,800

Multi-Utilities 0.1%
National Power Corp., 8.63%, 08/23/2011	90,000	99,112

Total Yankee Obligations-Corporate (cost $2,728,028)		2,744,583

YANKEE OBLIGATIONS-GOVERNMENT 3.6%
Brazil:
8.25%, 01/20/2034	400,000	441,800
10.50%, 07/14/2014	320,000	399,200
Chile, 5.50%, 01/15/2013	100,000	100,250
Colombia:
8.125%, 05/21/2024	200,000	225,000
10.00%, 01/23/2012	80,000	94,720
Egypt, 8.75%, 07/11/2011	150,000	170,438
Jamaica, 11.75%, 05/15/2011	35,000	44,468
Korea, 4.25%, 06/01/2013	150,000	138,419

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS-GOVERNMENT continued
Mexico:
6.375%, 01/16/2013	$120,000	$123,300
8.375%, 01/14/2011	205,000	227,652
Panama, 9.625%, 02/08/2011	120,000	138,900
Peru, 9.125%, 01/15/2008	102,000	107,610
Russia:
11.00%, 07/24/2018	150,000	215,793
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	200,000	219,370
Turkey, 9.00%, 06/30/2011	200,000	224,750
Ukraine, 7.65%, 06/11/2013	150,000	157,785
Venezuela, 10.75%, 09/19/2013	190,000	237,405

Total Yankee Obligations-Government (cost $3,252,259)		3,266,860

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. * (cost $85,668)	11,477	116,492

	Principal Amount	Value

SHORT-TERM INVESTMENTS 8.0%
COMMERCIAL PAPER 6.7%
Brahms Funding Corp., 4.47%, 04/11/2006 ##	$1,520,000	1,518,416
Broadhollow Funding, LLC, 4.75%, 04/10/2006 ##	1,520,000	1,518,611
Fenway Funding, LLC, 4.76%, 04/12/2006 ##	1,520,000	1,518,210
Rhineland Funding Capital Corp., 4.69%, 04/12/2006 ##	1,530,000	1,528,210

		6,083,447

	Shares	Value

MUTUAL FUND SHARES 1.3%
Evergreen Institutional Money Market Fund ø ##	1,170,278	1,170,278

Total Short-Term Investments (cost $7,253,725)		7,253,725

Total Investments (cost $102,375,907) 112.5%		101,811,874
Other Assets and Liabilities (12.5%)		(11,292,745)

Net Assets 100.0%		$90,519,129

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144 A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

EVERGREEN VA STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IO	Interest Only
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of March 31, 2006:

United States	68.6%	South Africa	0.5%
Canada	4.2%	Turkey	0.5%
United Kingdom	3.5%	South Korea	0.4%
Australia	2.7%	Colombia	0.3%
Denmark	2.5%	Venezuela	0.3%
Sweden	2.3%	Philippines	0.3%
Luxembourg	1.6%	Spain	0.3%
Cayman Islands	1.5%	Germany	0.2%
Norway	1.5%	Bermuda	0.2%
Mexico	1.2%	Chile	0.2%
Brazil	1.0%	Egypt	0.2%
Netherlands	0.9%	Ireland	0.2%
Singapore	0.8%	Ukraine	0.2%
France	0.8%	Panama	0.1%
Hong Kong	0.7%	Peru	0.1%
Poland	0.7%	Portugal	0.1%
Hungary	0.7%	Jamaica	0.1%
Russia	0.6%		100.0%

At March 31, 2006, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at March 31, 2006	In Exchange for U.S. $	Unrealized Loss

04/06/2006	2,040,000 EUR	$2,474,091	$2,451,550	$22,541

Exchange Date	Contracts to Deliver	U.S. Value at March 31, 2006	In Exchange for	U.S. Value at March 31, 2006	Unrealized Gain (Loss)

06/26/2006	14,640,745 DKK	$2,390,518	276,000,000 JPY	$2,372,245	$(18,273)
06/26/2006	2,047,573 GBP	3,562,600	415,000,000 JPY	3,566,963	4,363
06/30/2006	3,180,000 AUD	2,272,779	259,742,400 JPY	2,233,733	(39,046)
06/30/2006	1,875,000 NZD	1,146,225	130,770,000 JPY	1,124,596	(21,629)

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $102,411,033. The gross unrealized appreciation and depreciation on securities based on tax cost was $768,539 and $1,367,698, respectively, with a net unrealized depreciation of $599,159.

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By:  /s/ Dennis H. Ferro
        _______________________
        Dennis H. Ferro,
        Principal Executive Officer

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Dennis H. Ferro
        _______________________
        Dennis H. Ferro,
        Principal Executive Officer

Date: May 22, 2006

By:  /s/ Jeremy DePalma
        ________________________
        Jeremy DePalma
        Principal Financial Officer

Date: May 22, 2006